UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Janet L. McWilliams
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant's telephone number, including area code:
312-587-3800
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Driehaus Emerging Markets Growth Fund
Institutional Class/DIEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$50	0.94%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,694,379,290
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period (not annualized)	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	2.9%
SK Hynix, Inc.	2.9%
Samsung Electronics Co. Ltd.	2.8%
Alibaba Group Holding Ltd. - W	2.6%
ICICI Bank Ltd. - SP ADR	2.3%
Industrial & Commercial Bank of China Ltd. - H	1.9%
MercadoLibre, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Emerging Markets Growth Fund
Investor Class/DREGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$62	1.17%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,694,379,290
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period (not annualized)	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	2.9%
SK Hynix, Inc.	2.9%
Samsung Electronics Co. Ltd.	2.8%
Alibaba Group Holding Ltd. - W	2.6%
ICICI Bank Ltd. - SP ADR	2.3%
Industrial & Commercial Bank of China Ltd. - H	1.9%
MercadoLibre, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Emerging Markets Small Cap
Growth Fund
DRESX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$65	1.24%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$127,077,633
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period (not annualized)	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
ASPEED Technology, Inc.	2.3%
HD Hyundai Marine Solution Co. Ltd.	2.1%
Hitachi Energy India Ltd.	2.1%
Vista Energy SAB de CV - ADR	2.0%
Orizon Valorizacao de Residuos SA	1.9%
Lynas Rare Earths Ltd.	1.8%
Inter & Co., Inc. - BDR	1.7%
Cury Construtora e Incorporadora SA	1.7%
Home First Finance Co. India Ltd.	1.6%
Impala Platinum Holdings Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Global Fund
DMAGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$40	0.75%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,890,083
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period (not annualized)	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	4.7%
Microsoft Corp.	4.2%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	3.4%
JPMorgan Chase & Co.	2.3%
Meta Platforms, Inc. - A	2.2%
Shell PLC	2.1%
Siemens Energy AG	2.1%
Rolls-Royce Holdings PLC	2.0%
Alphabet, Inc. - A	2.0%
Tencent Holdings Ltd.	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus International Small Cap Growth Fund
DRIOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$63	1.13%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$299,367,658
Total number of portfolio holdings	107
Portfolio turnover rate as of the end of the reporting period (not annualized)	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Smiths Group PLC	2.6%
Auto1 Group SE	2.6%
Ryohin Keikaku Co. Ltd.	2.1%
ConvaTec Group PLC	2.0%
Modec, Inc.	2.0%
Scout24 SE	1.9%
SigmaRoc PLC	1.8%
Azbil Corp.	1.8%
dormakaba Holding AG	1.7%
KION Group AG	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus International Developed Equity Fund
DIDEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$44	0.80%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,793,093
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period (not annualized)	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class), 4.16%	6.8%
SAP SE	4.1%
ASML Holding NV	3.9%
MTU Aero Engines AG	3.9%
Smiths Group PLC	3.6%
Dollarama, Inc.	3.0%
Lonza Group AG	3.0%
Pan Pacific International Holdings Corp.	3.0%
CRH PLC	2.9%
Rolls-Royce Holdings PLC	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Micro Cap Growth Fund
DMCRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$66	1.36%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$356,553,518
Total number of portfolio holdings	135
Portfolio turnover rate as of the end of the reporting period (not annualized)	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Dave, Inc.	2.4%
Centrus Energy Corp. - A	1.8%
Porch Group, Inc.	1.7%
Eos Energy Enterprises, Inc.	1.6%
Argan, Inc.	1.6%
Construction Partners, Inc. - A	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Arlo Technologies, Inc.	1.6%
Crinetics Pharmaceuticals, Inc.	1.5%
Core Scientific, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Small Cap Growth Fund
Institutional Class/DNSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$33	0.69%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,022,547,595
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Axon Enterprise, Inc.	2.1%
Credo Technology Group Holding Ltd.	2.0%
Natera, Inc.	1.9%
Curtiss-Wright Corp.	1.8%
Guardant Health, Inc.	1.7%
Karman Holdings, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.6%
CommVault Systems, Inc.	1.5%
Carpenter Technology Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Small Cap Growth Fund
Investor Class/DVSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$44	0.91%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,022,547,595
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Axon Enterprise, Inc.	2.1%
Credo Technology Group Holding Ltd.	2.0%
Natera, Inc.	1.9%
Curtiss-Wright Corp.	1.8%
Guardant Health, Inc.	1.7%
Karman Holdings, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.6%
CommVault Systems, Inc.	1.5%
Carpenter Technology Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Small/Mid Cap Growth Fund
DSMDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$39	0.80%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$62,361,886
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period (not annualized)	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Axon Enterprise, Inc.	3.0%
CyberArk Software Ltd.	2.5%
Carvana Co.	2.5%
Natera, Inc.	2.4%
Quanta Services, Inc.	2.0%
Astera Labs, Inc.	1.9%
Robinhood Markets, Inc. - A	1.9%
Carpenter Technology Corp.	1.7%
Antero Resources Corp.	1.7%
Curtiss-Wright Corp.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Event Driven Fund
DEVDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Driehaus Event Driven Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Event Driven Fund (DEVDX)	$74	1.51%*
*	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,217,095
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period (not annualized)	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
Asset Type Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Item 2. Code of Ethics.

Not applicable to this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable to this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable to this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Driehaus Mutual Funds
Trustees & Officers
Theodore J. Beck
Chairman of the Board
Christopher J. Towle
Trustee
Dawn M. Vroegop
Trustee
Stephen T. Weber
President & Trustee
Robert M. Kurinsky
Vice President & Treasurer
Janet L. McWilliams
Chief Legal Officer &
Assistant Vice President
Anne Kochevar
Chief Compliance Officer &
Anti-Money Laundering
Compliance Officer
Tanya S. Tancheff
Secretary
Christina E. Algozine
Assistant Secretary
Malinda M. Sanborn
Assistant Treasurer
Investment Adviser
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
Distributor
Foreside Financial Services, LLC
Three Canal Plaza
Portland, ME 04101
Administrator, Custodian & Transfer Agent
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Semi-Annual Financial Statements and Additional Information
June 30, 2025
Driehaus Emerging Markets Growth Fund
Driehaus Emerging Markets Small Cap Growth Fund
Driehaus Global Fund
Driehaus International Small Cap Growth Fund
Driehaus International Developed Equity Fund
Driehaus Micro Cap Growth Fund
Driehaus Small Cap Growth Fund
Driehaus Small/Mid Cap Growth Fund
Driehaus Event Driven Fund
Distributed by:
Foreside Financial Services, LLC
This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds' prospectus.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.35%
FAR EAST — 67.83%
China — 24.65%
Alibaba Group Holding Ltd. - W	6,827,900	$96,655,408
BYD Co. Ltd. - H	1,234,500	19,221,206
China Merchants Bank Co. Ltd. - H	4,767,000	33,440,324
Full Truck Alliance Co. Ltd. - SP ADR [1]	2,754,496	32,530,598
Industrial & Commercial Bank of China Ltd. - H	89,799,000	71,305,417
JD.com, Inc. - A	942,500	15,393,205
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - A	4,271,196	30,940,624
Laopu Gold Co. Ltd. - H [2]	158,800	20,459,456
NetEase, Inc.	2,192,800	59,094,575
PetroChina Co. Ltd. - H	27,148,000	23,395,527
Ping An Insurance Group Co. of China Ltd. - H	5,691,500	36,330,661
Shenzhen Inovance Technology Co. Ltd. - A	3,865,472	34,851,359
Tencent Holdings Ltd.	4,576,745	294,905,374
Tencent Music Entertainment Group - ADR [1]	1,554,403	30,295,315
Trip.com Group Ltd. - ADR [1]	236,460	13,866,014
Xiaomi Corp. - B 2,3,*	6,876,400	52,932,717
ZhongAn Online P&C Insurance Co. Ltd. - H 2,3,*	9,935,900	23,229,995
Zijin Mining Group Co. Ltd. - H	8,444,000	21,716,378
		910,564,153
India — 15.58%
Adani Ports & Special Economic Zone Ltd.	2,242,462	37,928,845
Bajaj Finance Ltd.	2,750,570	30,039,951
Bharat Electronics Ltd.	10,464,727	51,464,907
Bharti Airtel Ltd.	2,431,498	57,004,208
Divi's Laboratories Ltd.	237,867	18,898,239
HDFC Bank Ltd. - ADR [1]	663,346	50,858,738
ICICI Bank Ltd. - SP ADR [1]	2,559,489	86,101,210
Kotak Mahindra Bank Ltd.	715,579	18,053,383
Mahindra & Mahindra Ltd.	1,232,160	45,734,374
Max Healthcare Institute Ltd.	2,433,513	36,210,769
Mazagon Dock Shipbuilders Ltd.	273,225	10,336,802
Reliance Industries Ltd.	2,878,903	50,390,072
Shriram Finance Ltd.	2,347,146	19,354,820
Tata Consultancy Services Ltd.	336,486	13,587,467
The Indian Hotels Co. Ltd.	2,802,670	24,854,584
UltraTech Cement Ltd.	175,336	24,731,174
		575,549,543
Taiwan — 15.41%
Accton Technology Corp.	1,176,000	29,392,663
ASPEED Technology, Inc.	194,000	31,549,080
Chunghwa Telecom Co. Ltd.	3,718,000	17,197,767
	Shares, Principal Amount, or Number of Contracts	Value
CTBC Financial Holding Co. Ltd.	30,389,000	$45,481,135
Delta Electronics, Inc.	2,663,000	37,683,985
Realtek Semiconductor Corp.	529,000	10,273,707
Taiwan Semiconductor Manufacturing Co. Ltd.	3,318,400	121,351,745
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,134,170	256,878,163
Wiwynn Corp.	226,000	19,624,694
		569,432,939
South Korea — 9.13%
Hanwha Aerospace Co. Ltd.	29,190	18,317,522
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	97,979	26,458,341
Hyundai Mobis Co. Ltd.	105,735	22,431,490
Korea Electric Power Corp.	447,402	12,928,673
KT&G Corp.	143,640	13,557,679
LIG Nex1 Co. Ltd.	26,217	10,477,373
Macquarie Korea Infrastructure Fund	1,282,504	10,903,126
Samsung Biologics Co. Ltd. 3,*	17,469	12,819,061
Samsung Electronics Co. Ltd.	2,336,260	103,313,205
SK Hynix, Inc.	487,722	105,095,123
Sung Kwang Bend Co. Ltd.	42,072	927,286
		337,228,879
Indonesia — 0.82%
Bank Central Asia Tbk PT	56,349,475	30,121,481
Singapore — 0.75%
Sea Ltd. - ADR 1,*	174,448	27,901,213
Hong Kong — 0.70%
Hong Kong Exchanges & Clearing Ltd.	478,400	25,731,495
Philippines — 0.45%
BDO Unibank, Inc.	6,085,196	16,506,512
Thailand — 0.34%
Advanced Info Service PCL - NVDR	1,482,000	12,702,436
Total FAR EAST (Cost $1,804,125,784)		2,505,738,651
NORTH AMERICA — 7.73%
United States — 3.97%
Lam Research Corp.	245,941	23,939,897
MercadoLibre, Inc. *	24,156	63,134,846
Southern Copper Corp.	385,579	39,009,028
The Mosaic Co.	564,548	20,594,711
		146,678,482
Mexico — 2.03%
Arca Continental SAB de CV	1,611,009	17,067,792
Corp. Inmobiliaria Vesta SAB de CV	3,413,757	9,392,858
Fomento Economico Mexicano SAB de CV - SP ADR [1]	59,042	6,080,145

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Grupo Financiero Banorte SAB de CV - O	4,634,057	$42,523,823
		75,064,618
Canada — 1.65%
Alamos Gold, Inc. - A [1]	409,196	10,868,246
Cameco Corp. [1]	675,773	50,162,630
		61,030,876
Panama — 0.08%
Copa Holdings SA - A [1]	26,553	2,920,033
Total NORTH AMERICA (Cost $200,578,702)		285,694,009
SOUTH AMERICA — 7.20%
Brazil — 5.36%
B3 SA - Brasil Bolsa Balcao	11,541,600	30,887,498
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,810,600	39,860,460
Direcional Engenharia SA	2,585,084	19,374,689
NU Holdings Ltd. - A 1,*	1,371,773	18,820,725
Santos Brasil Participacoes SA	4,674,256	11,872,547
StoneCo Ltd. - A 1,*	2,425,356	38,902,710
Telefonica Brasil SA *	3,379,900	19,278,699
Vale SA - SP ADR [1]	1,938,710	18,824,874
		197,822,202
Peru — 1.16%
Credicorp Ltd. [1]	191,901	42,893,711
Argentina — 0.68%
Grupo Financiero Galicia SA - ADR 1,*	501,475	25,269,325
Total SOUTH AMERICA (Cost $216,678,388)		265,985,238
EUROPE — 6.78%
Greece — 1.69%
National Bank of Greece SA	4,025,817	51,332,189
OPAP SA	493,432	11,188,935
		62,521,124
United Kingdom — 1.55%
ARM Holdings PLC - ADR 1,*	194,413	31,444,359
HSBC Holdings PLC	1,200,800	14,528,209
Shell PLC	318,729	11,193,603
		57,166,171
Hungary — 1.28%
OTP Bank Nyrt.	592,646	47,370,257
Switzerland — 1.24%
BeOne Medicines Ltd. - ADR 1,*	91,158	22,066,617
Coca-Cola HBC AG *	450,922	23,557,356
		45,623,973
Poland — 1.02%
Bank Polska Kasa Opieki SA	229,126	11,801,009
Powszechny Zaklad Ubezpieczen SA	1,490,338	26,061,697
		37,862,706
	Shares, Principal Amount, or Number of Contracts	Value
Russia — 0.00%
Polyus PJSC 1,*,^	637,510	$—
Total EUROPE (Cost $188,020,157)		250,544,231
AFRICA — 3.70%
South Africa — 3.70%
Capitec Bank Holdings Ltd.	98,785	19,751,656
FirstRand Ltd.	4,443,322	18,994,488
Impala Platinum Holdings Ltd. *	3,127,354	28,100,067
MTN Group Ltd.	2,610,283	20,778,458
Naspers Ltd. - N	157,594	49,171,471
		136,796,140
Total AFRICA (Cost $111,403,064)		136,796,140
MIDDLE EAST — 3.11%
United Arab Emirates — 2.34%
Aldar Properties PJSC	14,390,217	34,968,186
Dubai Electricity & Water Authority PJSC	22,076,729	16,953,459
Emaar Properties PJSC	9,287,485	34,453,237
		86,374,882
Saudi Arabia — 0.77%
Etihad Etisalat Co.	926,527	14,649,527
The Saudi National Bank	1,421,191	13,684,035
		28,333,562
Total MIDDLE EAST (Cost $86,946,276)		114,708,444
Total COMMON STOCKS (Cost $2,607,752,371)		3,559,466,713
PREFERRED STOCKS — 0.98%
SOUTH AMERICA — 0.98%
Brazil — 0.98%
Itau Unibanco Holding SA - SP ADR, 3.66% [1,4]	5,305,240	36,022,579
Total SOUTH AMERICA (Cost $28,646,155)		36,022,579
Total PREFERRED STOCKS (Cost $28,646,155)		36,022,579
RIGHTS — 0.01%
FAR EAST — 0.01%
South Korea — 0.01%
Hanwha Aerospace Co. Ltd. *	2,257	452,370
Total FAR EAST (Cost $—)		452,370
Total RIGHTS (Cost $—)		452,370

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.92%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [5] (Cost $107,948,814)	107,948,814	$107,948,814

TOTAL INVESTMENTS (Cost $2,744,347,340)	100.26%	$3,703,890,476
Liabilities in Excess of Other Assets	(0.26)%	(9,511,186)
Net Assets	100.00%	$3,694,379,290

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2025, the value of restricted securities amounted to $96,622,168 or 3% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Laopu Gold Co. Ltd. - H	6/24/25	17,667,373
Xiaomi Corp. - B	4/22/25-6/24/25	43,377,670
ZhongAn Online P&C Insurance Co. Ltd. - H	6/10/25-6/11/25	23,782,913

[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $88,981,773, which represents 2% of Net Assets (see Note F in the Notes to Financial Statements).
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of June 30, 2025 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	96.35%
Preferred Stocks	0.98%
Rights	0.01%
Short Term Investments	2.92%
Total Investments	100.26%
Liabilities In Excess of Other Assets	(0.26)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	67.84%
North America	10.65%
South America	8.18%
Europe	6.78%
Africa	3.70%
Middle East	3.11%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.46%
Automobile Components	0.61%
Automobiles	1.76%
Banks	18.32%
Beverages	1.27%
Biotechnology	0.60%
Broadline Retail	6.08%
Building Products	0.02%
Capital Markets	1.83%
Chemicals	0.56%
Communications Equipment	0.80%
Construction Materials	0.67%
Consumer Finance	1.33%
Diversified Telecommunication Services	0.99%
Electric Utilities	0.35%
Electronic Equipment, Instruments & Components	1.02%
Entertainment	3.17%
Financial Services	1.56%
Ground Transportation	0.88%
Health Care Providers & Services	0.98%
Hotels, Restaurants & Leisure	1.35%
Household Durables	0.53%
Industry	Percent of Net Assets
Insurance	2.31%
Interactive Media & Services	7.98%
IT Services	0.37%
Life Sciences Tools & Services	0.86%
Machinery	1.66%
Metals & Mining	3.20%
Money Market Fund	2.92%
Multi-Utilities	0.46%
Oil, Gas & Consumable Fuels	3.66%
Passenger Airlines	0.08%
Pharmaceuticals	0.84%
Real Estate Management & Development	2.13%
Semiconductors & Semiconductor Equipment	15.70%
Technology Hardware, Storage & Peripherals	4.76%
Textiles, Apparel & Luxury Goods	0.55%
Tobacco	0.37%
Transportation Infrastructure	1.35%
Water Utilities	1.08%
Wireless Telecommunication Services	2.84%
Liabilities In Excess of Other Assets	(0.26)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.39%
FAR EAST — 63.75%
India — 31.91%
Aditya Birla Real Estate Ltd.	48,785	$1,386,552
Aegis Logistics Ltd.	150,953	1,365,969
Angel One Ltd.	15,905	542,759
Azad Engineering Ltd. *	84,146	1,634,038
BLS International Services Ltd.	213,428	918,599
Brigade Enterprises Ltd.	88,775	1,149,369
Chalet Hotels Ltd. *	109,836	1,180,461
Gujarat Fluorochemicals Ltd.	30,690	1,299,583
Hitachi Energy India Ltd.	11,442	2,669,808
Home First Finance Co. India Ltd. [1,2]	130,014	2,090,705
Jyoti CNC Automation Ltd. *	113,567	1,402,911
Kaynes Technology India Ltd. *	18,010	1,282,100
Kfin Technologies Ltd.	95,631	1,504,065
Max Healthcare Institute Ltd.	89,498	1,331,734
Mazagon Dock Shipbuilders Ltd.	40,239	1,522,345
Nuvama Wealth Management Ltd.	19,097	1,834,908
Oswal Pumps Ltd. *	207,501	1,704,092
Radico Khaitan Ltd.	63,935	1,951,359
Shakti Pumps India Ltd.	87,342	963,093
SignatureGlobal India Ltd. *	85,289	1,230,016
Sobha Ltd.	58,508	1,003,311
Strides Pharma Science Ltd.	124,189	1,303,306
Supreme Industries Ltd.	19,229	984,868
Transformers & Rectifiers India Ltd.	241,252	1,377,507
Triveni Turbine Ltd.	218,959	1,564,159
United Breweries Ltd.	76,837	1,748,579
UNO Minda Ltd.	130,877	1,684,824
Vishal Mega Mart Ltd. *	1,226,952	1,916,127
		40,547,147
South Korea — 8.81%
HD Hyundai Electric Co. Ltd.	5,408	2,027,389
HD Hyundai Marine Solution Co. Ltd.	17,923	2,717,306
Hyosung Heavy Industries Corp.	2,522	1,660,996
Korea Aerospace Industries Ltd.	14,534	965,176
LIG Nex1 Co. Ltd.	3,355	1,340,793
Samsung Heavy Industries Co. Ltd. *	101,458	1,254,622
Sung Kwang Bend Co. Ltd.	55,940	1,232,944
		11,199,226
China — 8.00%
Akeso, Inc. 1,2,*	57,000	670,781
China National Building Material Co. Ltd. - H	3,366,000	1,611,108
GDS Holdings Ltd. - ADR 3,*	54,004	1,650,902
Henan Pinggao Electric Co. Ltd. - A	746,600	1,604,665
	Shares, Principal Amount, or Number of Contracts	Value
Silergy Corp.	115,000	$1,400,842
SITC International Holdings Co. Ltd.	368,000	1,179,806
Xinyi Glass Holdings Ltd.	1,197,000	1,153,265
XtalPi Holdings Ltd. 2,*	1,208,000	895,389
		10,166,758
Taiwan — 6.89%
ASPEED Technology, Inc.	18,000	2,927,234
Chroma ATE, Inc.	135,000	2,044,016
Hiwin Technologies Corp.	84,000	604,317
King Slide Works Co. Ltd.	22,000	1,531,481
Kinik Co.	64,000	702,856
LandMark Optoelectronics Corp. *	84,000	941,736
		8,751,640
Vietnam — 3.19%
Asia Commercial Bank JSC	1,465,900	1,195,290
FPT Corp.	333,849	1,510,424
Military Commercial Joint Stock Bank *	1,275,000	1,347,849
		4,053,563
Australia — 1.81%
Lynas Rare Earths Ltd. *	402,573	2,294,755
Singapore — 1.50%
BOC Aviation Ltd. [1,2]	230,200	1,908,696
Kazakhstan — 1.01%
Kaspi.KZ JSC [4]	15,190	1,289,479
Indonesia — 0.63%
Bank Syariah Indonesia Tbk PT	5,004,500	795,788
Total FAR EAST (Cost $63,990,877)		81,007,052
SOUTH AMERICA — 12.17%
Brazil — 9.68%
Cia Brasileira de Aluminio *	1,542,900	1,365,951
Cury Construtora e Incorporadora SA	387,656	2,111,984
Inter & Co., Inc. - BDR	291,663	2,158,041
Orizon Valorizacao de Residuos SA *	236,000	2,351,703
PRIO SA *	100,300	781,266
Santos Brasil Participacoes SA	695,900	1,767,577
StoneCo Ltd. - A 3,*	109,779	1,760,855
		12,297,377
Peru — 1.33%
Intercorp Financial Services, Inc. [3]	44,559	1,699,035
Argentina — 1.16%
Pampa Energia SA - SP ADR 3,*	21,253	1,474,533
Total SOUTH AMERICA (Cost $10,954,008)		15,470,945
NORTH AMERICA — 7.85%
Mexico — 5.82%
Alsea SAB de CV	264,500	720,294

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BBB Foods, Inc. - A 3,*	66,370	$1,842,431
FIBRA Macquarie Mexico [1,2]	412,015	659,593
Prologis Property Mexico SA de CV	433,667	1,635,106
Vista Energy SAB de CV - ADR 3,*	53,018	2,534,790
		7,392,214
Panama — 1.56%
Copa Holdings SA - A [3]	18,052	1,985,178
Canada — 0.47%
Alamos Gold, Inc. - A [3]	22,435	595,874
Total NORTH AMERICA (Cost $7,737,212)		9,973,266
MIDDLE EAST — 5.44%
United Arab Emirates — 3.22%
Emirates Central Cooling Systems Corp.	2,603,336	1,176,587
Parkin Co. PJSC	904,482	1,600,694
RAK Properties PJSC *	3,357,575	1,317,479
		4,094,760
Saudi Arabia — 2.22%
Catrion Catering Holding Co.	47,236	1,521,348
Saudi Ground Services Co.	99,655	1,300,197
		2,821,545
Total MIDDLE EAST (Cost $6,523,572)		6,916,305
AFRICA — 5.40%
South Africa — 5.40%
Clicks Group Ltd.	72,543	1,519,025
Foschini Group Ltd.	126,693	922,587
Growthpoint Properties Ltd.	2,182,553	1,650,086
Impala Platinum Holdings Ltd. *	229,523	2,062,322
Truworths International Ltd.	174,902	705,585
		6,859,605
Total AFRICA (Cost $6,214,853)		6,859,605
EUROPE — 3.78%
Turkey — 1.86%
MLP Saglik Hizmetleri A/S 1,*	75,312	646,284
Pegasus Hava Tasimaciligi A/S *	97,956	632,481
TAV Havalimanlari Holding A/S *	164,291	1,091,468
		2,370,233
Greece — 1.48%
Public Power Corp. S.A.	115,064	1,880,436
United Kingdom — 0.44%
Hochschild Mining PLC	157,367	554,679
Total EUROPE (Cost $5,204,855)		4,805,348
Total COMMON STOCKS (Cost $100,625,377)		125,032,521
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 0.82%
SOUTH AMERICA — 0.82%
Brazil — 0.82%
Bradespar SA, 5.86% [5]	360,900	$1,046,212
Total SOUTH AMERICA (Cost $1,065,130)		1,046,212
Total PREFERRED STOCKS (Cost $1,065,130)		1,046,212
SHORT TERM INVESTMENTS — 1.21%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [6] (Cost $1,538,779)	1,538,779	1,538,779

TOTAL INVESTMENTS (Cost $103,229,286)	100.42%	$127,617,512
Liabilities in Excess of Other Assets	(0.42)%	(539,879)
Net Assets	100.00%	$127,077,633

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $5,976,059, which represents 5% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2025, the value of restricted securities amounted to $6,225,164 or 5% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Akeso, Inc.	10/25/2023	290,776
BOC Aviation Ltd.	5/29/25-6/12/25	1,870,604
FIBRA Macquarie Mexico	10/26/22-10/28/22	535,576
Home First Finance Co. India Ltd.	9/6/24-2/4/25	1,813,649
XtalPi Holdings Ltd.	4/10/25-4/23/25	751,715

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

[6]	7 day current yield as of June 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	98.39%
Preferred Stocks	0.82%
Short Term Investments	1.21%
Total Investments	100.42%
Liabilities In Excess of Other Assets	(0.42)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	63.75%
South America	12.99%
North America	9.06%
Middle East	5.44%
Africa	5.40%
Europe	3.78%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.01%
Automobile Components	1.33%
Banks	5.66%
Beverages	2.92%
Biotechnology	0.53%
Broadline Retail	1.51%
Building Products	1.88%
Capital Markets	3.05%
Chemicals	1.79%
Commercial Services & Supplies	4.31%
Construction Materials	1.27%
Consumer Finance	1.01%
Consumer Staples Distribution & Retail	2.65%
Diversified Real Estate Investment Trusts	1.30%
Electric Utilities	2.64%
Electrical Equipment	8.57%
Electronic Equipment, Instruments & Components	2.62%
Financial Services	3.04%
Health Care Providers & Services	1.56%
Hotels, Restaurants & Leisure	1.50%
Household Durables	1.66%
Industrial Real Estate Investment Trusts	1.81%
Industry	Percent of Net Assets
IT Services	2.49%
Life Sciences Tools & Services	0.70%
Machinery	8.65%
Marine	0.93%
Metals & Mining	6.24%
Money Market Fund	1.21%
Oil, Gas & Consumable Fuels	3.67%
Paper & Forest Products	1.09%
Passenger Airlines	2.05%
Pharmaceuticals	1.03%
Professional Services	0.72%
Real Estate Management & Development	3.70%
Semiconductors & Semiconductor Equipment	4.14%
Specialty Retail	1.28%
Technology Hardware, Storage & Peripherals	1.21%
Trading Companies & Distributors	1.50%
Transportation Infrastructure	3.27%
Water Utilities	0.92%
Liabilities In Excess of Other Assets	(0.42)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.27%
NORTH AMERICA — 59.09%
United States — 58.05%
Advanced Micro Devices, Inc. *	4,690	$665,511
Affirm Holdings, Inc. *	10,654	736,618
Alphabet, Inc. - A	7,574	1,334,766
Amazon.com, Inc. *	5,317	1,166,497
Apple, Inc.	2,478	508,411
AppLovin Corp. - A *	988	345,879
Arista Networks, Inc. *	3,930	402,078
Astera Labs, Inc. *	3,367	304,444
Axon Enterprise, Inc. *	1,277	1,057,279
Bank of America Corp.	11,236	531,688
Broadcom, Inc.	3,966	1,093,228
CACI International, Inc. - A *	837	398,998
Capital One Financial Corp.	3,627	771,681
Casey's General Stores, Inc.	1,348	687,844
Cloudflare, Inc. - A *	3,975	778,424
Coinbase Global, Inc. - A *	2,171	760,914
Curtiss-Wright Corp.	859	419,664
Eli Lilly & Co.	1,336	1,041,452
EQT Corp.	12,557	732,324
Exxon Mobil Corp.	5,920	638,176
First Citizens BancShares, Inc. - A	254	496,943
Intuitive Surgical, Inc. *	930	505,371
JPMorgan Chase & Co.	5,339	1,547,830
Lam Research Corp.	9,283	903,607
MercadoLibre, Inc. *	210	548,862
Meta Platforms, Inc. - A	1,988	1,467,323
Microsoft Corp.	5,790	2,880,004
Motorola Solutions, Inc.	1,347	566,360
Netflix, Inc. *	646	865,078
NVIDIA Corp.	20,338	3,213,201
Philip Morris International, Inc.	4,499	819,403
Planet Fitness, Inc. - A *	5,782	630,527
Prologis, Inc.	2,815	295,913
Quanta Services, Inc.	2,702	1,021,572
Roper Technologies, Inc.	594	336,703
ServiceNow, Inc. *	619	636,382
Southern Copper Corp.	10,293	1,041,343
Spotify Technology SA *	1,006	771,944
Stryker Corp.	1,541	609,666
Take-Two Interactive Software, Inc. *	2,680	650,838
Tapestry, Inc.	4,682	411,126
The Boeing Co. *	2,719	569,712
The Coca-Cola Co.	7,012	496,099
The Mosaic Co.	11,800	430,464
The Southern Co.	13,456	1,235,665
Uber Technologies, Inc. *	4,824	450,079
US Foods Holding Corp. *	3,825	294,563
Vertex Pharmaceuticals, Inc. *	551	245,305
Walmart, Inc.	5,954	582,182
	Shares, Principal Amount, or Number of Contracts	Value
Zillow Group, Inc. - C *	7,305	$511,715
		39,411,656
Canada — 0.54%
Agnico Eagle Mines Ltd.	3,100	369,337
Mexico — 0.50%
Grupo Financiero Banorte SAB de CV - O	36,600	335,855
Total NORTH AMERICA (Cost $27,495,421)		40,116,848
EUROPE — 25.02%
United Kingdom — 9.52%
ARM Holdings PLC - ADR 1,*	2,099	339,492
AstraZeneca PLC - SP ADR [1]	9,515	664,908
Barclays PLC	71,888	332,178
British American Tobacco PLC	8,831	419,882
London Stock Exchange Group PLC	2,210	323,206
RELX PLC	12,650	685,601
Rolls-Royce Holdings PLC	105,254	1,394,894
Shell PLC	41,015	1,440,426
Standard Chartered PLC	31,747	525,367
Unilever PLC	5,487	334,851
		6,460,805
Germany — 6.18%
BASF SE	10,334	511,115
Deutsche Telekom AG	9,900	362,376
MTU Aero Engines AG	1,630	724,133
SAP SE	2,080	636,021
Siemens Energy AG *	11,962	1,398,130
Vonovia SE	15,888	563,283
		4,195,058
France — 2.37%
Danone SA	9,705	794,096
Sartorius Stedim Biotech	1,891	452,445
Veolia Environnement SA	10,076	359,732
		1,606,273
Switzerland — 2.11%
Geberit AG	348	274,066
Lonza Group AG	896	640,786
Novartis AG	4,288	520,465
		1,435,317
Ireland — 1.28%
Linde PLC [1]	1,859	872,206
Italy — 1.28%
Leonardo SpA	5,667	319,771
UniCredit SpA	8,177	548,541
		868,312
Netherlands — 1.09%
Adyen NV 2,3,*	220	404,038
Prosus N.V. *	5,992	336,190
		740,228
Norway — 0.64%
Telenor ASA	27,680	431,039

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Spain — 0.55%
Indra Sistemas SA	8,665	$375,943
Total EUROPE (Cost $12,321,072)		16,985,181
FAR EAST — 10.38%
Japan — 5.17%
Hitachi Ltd.	11,900	345,866
Mitsubishi UFJ Financial Group, Inc.	42,300	576,701
Nintendo Co. Ltd.	10,100	969,901
Nippon Sanso Holdings Corp.	11,400	431,393
Pan Pacific International Holdings Corp.	19,600	674,144
Sony Group Corp.	19,800	514,806
		3,512,811
China — 1.87%
Tencent Holdings Ltd.	19,653	1,266,353
India — 1.36%
ICICI Bank Ltd. - SP ADR [1]	27,345	919,886
Taiwan — 1.30%
Taiwan Semiconductor Manufacturing Co. Ltd.	24,168	883,808
Australia — 0.68%
BHP Group Ltd.	19,362	463,582
Total FAR EAST (Cost $4,851,287)		7,046,440
MIDDLE EAST — 0.95%
Israel — 0.95%
CyberArk Software Ltd. 1,*	1,588	646,125
Total MIDDLE EAST (Cost $459,622)		646,125
SOUTH AMERICA — 0.83%
Peru — 0.83%
Credicorp Ltd. [1]	2,511	561,259
Total SOUTH AMERICA (Cost $475,410)		561,259
Total COMMON STOCKS (Cost $45,602,812)		65,355,853
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.42%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [4] (Cost $2,325,070)	2,325,070	$2,325,070

TOTAL INVESTMENTS (Cost $47,927,882)	99.69%	$67,680,923
Other Assets In Excess of Liabilities	0.31%	209,160
Net Assets	100.00%	$67,890,083

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $404,038, which represents 1% of Net Assets (see Note F in the Notes to Financial Statements).
[3]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2025, the value of restricted securities amounted to $404,038 or 1% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Adyen NV	8/13/24-8/15/24	283,140

[4]	7 day current yield as of June 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	96.27%
Short Term Investments	3.42%
Total Investments	99.69%
Other Assets In Excess of Liabilities	0.31%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
North America	62.51%
Europe	25.02%
Far East	10.38%
Middle East	0.95%
South America	0.83%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	6.62%
Banks	9.40%
Beverages	0.73%
Biotechnology	0.36%
Broadline Retail	4.02%
Building Products	0.40%
Capital Markets	1.60%
Chemicals	3.29%
Communications Equipment	1.42%
Construction & Engineering	1.50%
Consumer Finance	1.14%
Consumer Staples Distribution & Retail	2.30%
Diversified Telecommunication Services	1.17%
Electric Utilities	1.82%
Electrical Equipment	2.06%
Entertainment	4.80%
Financial Services	1.68%
Food Products	1.17%
Ground Transportation	0.66%
Health Care Equipment & Supplies	1.64%
Hotels, Restaurants & Leisure	0.93%
Household Durables	0.76%
Industry	Percent of Net Assets
Industrial Conglomerates	0.51%
Industrial Real Estate Investment Trusts	0.44%
Interactive Media & Services	6.00%
IT Services	1.70%
Life Sciences Tools & Services	1.61%
Metals & Mining	2.75%
Money Market Fund	3.42%
Multi-Utilities	0.53%
Oil, Gas & Consumable Fuels	4.14%
Personal Care Products	0.49%
Pharmaceuticals	3.28%
Professional Services	1.60%
Real Estate Management & Development	1.58%
Semiconductors & Semiconductor Equipment	10.90%
Software	8.08%
Technology Hardware, Storage & Peripherals	0.75%
Textiles, Apparel & Luxury Goods	0.61%
Tobacco	1.83%
Other Assets In Excess of Liabilities	0.31%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.96%
EUROPE — 54.04%
United Kingdom — 16.28%
Babcock International Group PLC	143,894	$2,266,319
ConvaTec Group PLC [1,2]	1,527,181	6,049,237
Cranswick PLC	49,728	3,652,667
Currys PLC *	1,578,760	2,638,987
Filtronic PLC *	866,984	1,886,008
Games Workshop Group PLC	10,053	2,237,626
Intermediate Capital Group PLC	131,058	3,476,432
Kier Group PLC	1,108,093	3,174,558
Land Securities Group PLC	231,718	2,012,660
Marks & Spencer Group PLC	753,044	3,665,083
Senior PLC	1,337,174	3,380,177
SigmaRoc PLC *	3,733,272	5,516,995
Smiths Group PLC	252,657	7,793,041
Trustpilot Group PLC 1,2,*	293,236	975,796
		48,725,586
Germany — 13.64%
AIXTRON SE	83,596	1,537,679
AlzChem Group AG	16,397	2,684,579
Auto1 Group SE 1,*	235,708	7,631,144
Bilfinger SE	23,238	2,236,831
Carl Zeiss Meditec AG (Bearer)	34,145	2,299,443
CTS Eventim AG & Co. KGaA	12,155	1,511,483
flatexDEGIRO AG	61,024	1,728,021
Friedrich Vorwerk Group SE	40,934	2,828,538
KION Group AG	87,882	4,908,893
LEG Immobilien SE	28,730	2,557,301
Nordex SE *	204,691	4,061,607
Salzgitter AG	47,206	1,142,997
Scout24 SE [1,2]	41,301	5,701,555
		40,830,071
Switzerland — 5.76%
Aryzta AG *	15,765	1,609,899
Belimo Holding AG	2,067	2,106,898
dormakaba Holding AG	5,570	5,093,284
Montana Aerospace AG 1,2,*	46,809	1,531,855
Siegfried Holding AG *	16,596	1,869,849
Sulzer AG	17,883	3,231,702
Tecan Group AG	8,753	1,791,276
		17,234,763
Italy — 3.63%
Banco BPM SpA	93,777	1,094,614
Buzzi SpA	67,884	3,764,853
Lottomatica Group Spa [2]	104,300	2,895,240
Saipem SpA	1,137,627	3,110,046
		10,864,753
Spain — 3.34%
Fluidra SA	159,554	4,000,126
Indra Sistemas SA	50,633	2,196,781
	Shares, Principal Amount, or Number of Contracts	Value
Tecnicas Reunidas SA *	164,981	$3,810,061
		10,006,968
Austria — 2.50%
DO & CO AG *	21,494	4,591,763
Wienerberger AG	77,400	2,892,593
		7,484,356
Ireland — 2.34%
Cairn Homes PLC	910,680	2,303,361
Greencore Group PLC	1,464,624	4,694,322
		6,997,683
France — 1.64%
Sopra Steria Group	10,762	2,623,931
Vicat SACA	33,210	2,300,922
		4,924,853
Netherlands — 1.45%
Koninklijke BAM Groep N.V.	257,077	2,293,215
Merus NV 3,*	39,209	2,062,393
		4,355,608
Finland — 1.29%
Metso OYJ	298,218	3,864,855
Denmark — 1.26%
ALK-Abello A/S *	48,335	1,426,098
Netcompany Group A/S 1,2,*	54,732	2,343,332
		3,769,430
Norway — 0.53%
Opera Ltd. - ADR [3]	83,798	1,583,782
Belgium — 0.38%
Shurgard Self Storage Ltd.	25,848	1,129,209
Total EUROPE (Cost $122,952,739)		161,771,917
FAR EAST — 33.46%
Japan — 16.58%
ABC-Mart, Inc.	74,800	1,536,679
Asics Corp.	87,200	2,223,633
Azbil Corp.	565,200	5,359,585
BayCurrent, Inc.	32,700	1,682,233
Daifuku Co. Ltd.	151,900	3,907,772
Food & Life Cos. Ltd.	75,500	3,671,366
Fujitec Co. Ltd.	86,950	3,735,149
Fukuoka Financial Group, Inc.	53,000	1,415,987
Harmonic Drive Systems, Inc.	67,800	1,313,405
Kokuyo Co. Ltd.	267,600	1,535,196
Modec, Inc.	136,400	5,846,508
Nichias Corp.	61,330	2,346,728
NOF Corp.	165,400	3,169,517
Resonac Holdings Corp.	105,100	2,435,285
Ryohin Keikaku Co. Ltd.	130,000	6,234,637
Yokogawa Electric Corp.	120,700	3,224,363
		49,638,043
South Korea — 5.03%
Cosmax, Inc.	17,192	3,548,860
HD Hyundai Marine Solution Co. Ltd.	17,267	2,617,850

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Hyosung Heavy Industries Corp.	3,888	$2,560,648
Hyundai Elevator Co. Ltd.	23,884	1,518,642
KT Corp.	83,710	3,426,351
LEENO Industrial, Inc.	37,305	1,402,707
		15,075,058
India — 4.67%
APL Apollo Tubes Ltd.	79,125	1,604,697
Bharti Hexacom Ltd.	93,203	2,119,561
Hitachi Energy India Ltd.	7,276	1,697,739
ICICI Lombard General Insurance Co. Ltd. [1,2]	71,795	1,708,106
Max Healthcare Institute Ltd.	188,900	2,810,840
The Indian Hotels Co. Ltd.	271,657	2,409,103
United Breweries Ltd.	71,622	1,629,901
		13,979,947
Australia — 4.07%
AUB Group Ltd.	137,743	3,223,327
Catapult Group International Ltd. *	795,391	3,066,402
Superloop Ltd. *	1,989,568	3,946,252
Worley Ltd.	224,782	1,935,608
		12,171,589
Taiwan — 1.71%
Lotes Co. Ltd.	41,000	1,898,447
Wiwynn Corp.	37,000	3,212,892
		5,111,339
China — 1.40%
China National Building Material Co. Ltd. - H	3,280,000	1,569,945
Sunny Optical Technology Group Co. Ltd.	294,800	2,618,261
		4,188,206
Total FAR EAST (Cost $70,828,684)		100,164,182
NORTH AMERICA — 7.85%
Canada — 7.21%
Aritzia, Inc. *	65,400	3,388,265
Boardwalk REIT	56,474	2,902,600
CAE, Inc. *	87,300	2,558,577
Capstone Copper Corp. *	347,700	2,134,586
Element Fleet Management Corp.	101,700	2,547,448
Gildan Activewear, Inc.	48,800	2,404,612
Kinaxis, Inc. *	22,211	3,303,229
Kraken Robotics, Inc. *	420,000	946,870
Xenon Pharmaceuticals, Inc. 3,*	44,768	1,401,238
		21,587,425
Mexico — 0.64%
GCC SAB de CV [2]	200,186	1,923,394
Total NORTH AMERICA (Cost $18,617,291)		23,510,819
	Shares, Principal Amount, or Number of Contracts	Value
SOUTH AMERICA — 1.84%
Brazil — 1.84%
Direcional Engenharia SA	531,112	$3,980,578
StoneCo Ltd. - A 3,*	95,744	1,535,734
		5,516,312
Total SOUTH AMERICA (Cost $3,772,030)		5,516,312
MIDDLE EAST — 1.19%
Israel — 1.19%
Cognyte Software Ltd. 3,*	162,203	1,498,756
Wix.com Ltd. 3,*	12,935	2,049,680
		3,548,436
Total MIDDLE EAST (Cost $3,780,529)		3,548,436
AFRICA — 0.58%
South Africa — 0.58%
Growthpoint Properties Ltd.	2,286,582	1,728,735
Total AFRICA (Cost $1,585,138)		1,728,735
Total COMMON STOCKS (Cost $221,536,411)		296,240,401
PREFERRED STOCKS — 0.84%
EUROPE — 0.84%
Germany — 0.84%
FUCHS SE, 2.49% [4]	45,737	2,527,772
Total EUROPE (Cost $1,644,923)		2,527,772
Total PREFERRED STOCKS (Cost $1,644,923)		2,527,772

TOTAL INVESTMENTS (Cost $223,181,334)	99.80%	$298,768,173
Other Assets In Excess of Liabilities	0.20%	599,485
Net Assets	100.00%	$299,367,658

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $25,941,025, which represents 9% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2025, the value of restricted securities amounted to $23,128,515 or 8% of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
ConvaTec Group PLC	11/13/24-3/21/25	68,500,306
GCC SAB de CV	7/13/18-6/3/25	12,954,666
ICICI Lombard General Insurance Co. Ltd.	2/27/24-6/4/25	14,798,528
Lottomatica Group Spa	3/4/25-3/21/25	7,585,886
Montana Aerospace AG	6/26/2025	2,983,011
Netcompany Group A/S	11/13/24-6/4/25	42,257,399
Scout24 SE	5/12/23-3/21/25	46,091,795
Trustpilot Group PLC	2/6/25-6/4/25	10,198,267

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	98.96%
Preferred Stocks	0.84%
Total Investments	99.80%
Other Assets In Excess of Liabilities	0.20%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	54.88%
Far East	33.46%
North America	7.85%
South America	1.84%
Middle East	1.19%
Africa	0.58%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.26%
Banks	0.83%
Beverages	0.54%
Biotechnology	1.16%
Broadline Retail	2.08%
Building Products	3.19%
Capital Markets	1.74%
Chemicals	3.61%
Commercial Services & Supplies	3.64%
Communications Equipment	0.63%
Construction & Engineering	2.47%
Construction Materials	6.00%
Consumer Staples Distribution & Retail	1.23%
Diversified Real Estate Investment Trusts	1.25%
Diversified Telecommunication Services	2.46%
Electrical Equipment	2.78%
Electronic Equipment, Instruments & Components	4.71%
Energy Equipment & Services	4.26%
Entertainment	0.51%
Financial Services	0.51%
Food Products	3.33%
Health Care Equipment & Supplies	2.79%
Health Care Providers & Services	0.94%
Hotels, Restaurants & Leisure	3.00%
Household Durables	2.10%
Industry	Percent of Net Assets
Industrial Conglomerates	2.60%
Insurance	1.65%
Interactive Media & Services	2.23%
IT Services	3.07%
Leisure Products	0.75%
Life Sciences Tools & Services	1.23%
Machinery	9.73%
Metals & Mining	1.63%
Oil, Gas & Consumable Fuels	0.94%
Personal Care Products	1.19%
Pharmaceuticals	0.48%
Professional Services	0.56%
Real Estate Management & Development	0.85%
Residential Real Estate Investment Trusts (REITs)	0.97%
Semiconductors & Semiconductor Equipment	0.98%
Software	3.15%
Specialized Real Estate Investment Trusts	0.38%
Specialty Retail	5.07%
Technology Hardware, Storage & Peripherals	1.07%
Textiles, Apparel & Luxury Goods	1.54%
Wireless Telecommunication Services	0.71%
Other Assets In Excess of Liabilities	0.20%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 92.39%
EUROPE — 66.33%
Germany — 21.90%
adidas AG	227	$52,988
BASF SE	1,051	51,982
Carl Zeiss Meditec AG (Bearer)	387	26,062
Deutsche Telekom AG	1,557	56,992
Infineon Technologies AG	543	23,171
KION Group AG	838	46,809
MTU Aero Engines AG	243	107,954
Nordex SE *	3,192	63,338
SAP SE	377	115,279
Siemens Energy AG *	575	67,206
		611,781
United Kingdom — 17.89%
AstraZeneca PLC	326	45,369
Barclays PLC	13,798	63,757
Compass Group PLC	563	19,070
Halma PLC	1,373	60,349
London Stock Exchange Group PLC	442	64,641
RELX PLC	774	41,949
Rolls-Royce Holdings PLC	6,086	80,656
Smiths Group PLC	3,272	100,923
Unilever PLC	374	22,824
		499,538
France — 6.11%
AXA SA	1,079	52,984
Danone SA	606	49,585
Sartorius Stedim Biotech	285	68,191
		170,760
Switzerland — 5.15%
Cie Financiere Richemont SA - A	321	60,744
Lonza Group AG	116	82,959
		143,703
Ireland — 4.14%
CRH PLC	887	81,879
Kerry Group PLC - A	306	33,809
		115,688
Netherlands — 3.93%
ASML Holding NV	137	109,783
Spain — 3.49%
Banco Bilbao Vizcaya Argentaria SA	1,966	30,273
Cellnex Telecom SA 1,2,*	944	36,758
Indra Sistemas SA	700	30,370
		97,401
Italy — 2.04%
Saipem SpA	9,001	24,607
UniCredit SpA	484	32,468
		57,075
	Shares, Principal Amount, or Number of Contracts	Value
Denmark — 1.68%
Novo Nordisk A/S - B	677	$46,912
Total EUROPE (Cost $1,557,088)		1,852,641
FAR EAST — 17.97%
Japan — 16.51%
Daifuku Co. Ltd.	1,500	38,589
Mitsubishi Heavy Industries Ltd.	1,900	47,546
Mitsubishi UFJ Financial Group, Inc.	4,400	59,988
Nintendo Co. Ltd.	800	76,824
Nippon Sanso Holdings Corp.	1,500	56,762
Pan Pacific International Holdings Corp.	2,400	82,548
Sony Group Corp.	1,500	39,000
Tokyo Electron Ltd.	100	19,151
Yaskawa Electric Corp.	1,800	40,704
		461,112
Singapore — 1.46%
Sea Ltd. - ADR 3,*	256	40,945
Total FAR EAST (Cost $410,564)		502,057
NORTH AMERICA — 8.09%
Canada — 7.05%
Canadian Natural Resources Ltd.	800	25,144
Dollarama, Inc.	600	84,540
Shopify, Inc. - A *	300	34,601
Thomson Reuters Corp.	261	52,485
		196,770
United States — 1.04%
Spotify Technology SA *	38	29,159
Total NORTH AMERICA (Cost $187,361)		225,929
Total COMMON STOCKS (Cost $2,155,013)		2,580,627
SHORT TERM INVESTMENTS — 6.83%
Northern Institutional Treasury Portfolio (Premier Class), 4.16% [4] (Cost $190,591)	190,591	190,591

TOTAL INVESTMENTS (Cost $2,345,604)	99.22%	$2,771,218
Other Assets In Excess of Liabilities	0.78%	21,875
Net Assets	100.00%	$2,793,093

ADR	American Depositary Receipt
PLC	Public Limited Company

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2025 (unaudited)

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $36,758, which represents 1% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2025, the value of restricted securities amounted to $36,758 or 1% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Cellnex Telecom SA	10/10/24-6/6/25	181,392

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	7 day current yield as of June 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	92.39%
Short Term Investments	6.83%
Total Investments	99.22%
Other Assets In Excess of Liabilities	0.78%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	66.33%
Far East	17.97%
North America	14.92%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	6.75%
Banks	6.67%
Broadline Retail	5.98%
Capital Markets	2.32%
Chemicals	3.89%
Construction Materials	2.93%
Diversified Telecommunication Services	3.36%
Electrical Equipment	4.68%
Electronic Equipment, Instruments & Components	2.16%
Energy Equipment & Services	0.88%
Entertainment	5.25%
Food Products	2.98%
Health Care Equipment & Supplies	0.93%
Hotels, Restaurants & Leisure	0.68%
Household Durables	1.40%
Industrial Conglomerates	3.61%
Industry	Percent of Net Assets
Insurance	1.90%
IT Services	2.33%
Life Sciences Tools & Services	5.41%
Machinery	6.21%
Money Market Fund	6.83%
Oil, Gas & Consumable Fuels	0.90%
Personal Care Products	0.82%
Pharmaceuticals	3.31%
Professional Services	3.38%
Semiconductors & Semiconductor Equipment	5.45%
Software	4.13%
Textiles, Apparel & Luxury Goods	4.08%
Other Assets In Excess of Liabilities	0.78%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.54%
INDUSTRIALS — 28.04%
Aerospace & Defense — 6.63%
Archer Aviation, Inc. - A *	224,360	$2,434,306
Byrna Technologies, Inc. *	100,722	3,110,295
Karman Holdings, Inc. *	105,284	5,303,155
Kratos Defense & Security Solutions, Inc. *	120,218	5,584,126
Mercury Systems, Inc. *	35,665	1,920,917
Redwire Corp. *	139,948	2,281,152
TAT Technologies Ltd. 1,*	45,342	1,384,745
Voyager Technologies, Inc. - A *	41,652	1,634,841
		23,653,537
Commercial Services & Supplies — 4.88%
ACV Auctions, Inc. - A *	130,903	2,123,247
BrightView Holdings, Inc. *	286,183	4,764,947
CECO Environmental Corp. *	99,594	2,819,506
Driven Brands Holdings, Inc. *	87,597	1,538,203
OPENLANE, Inc. *	71,982	1,759,960
VSE Corp.	33,558	4,395,427
		17,401,290
Construction & Engineering — 4.72%
Argan, Inc.	26,050	5,743,504
Construction Partners, Inc. - A *	53,742	5,711,700
Limbach Holdings, Inc. *	25,094	3,515,669
MYR Group, Inc. *	10,159	1,843,351
		16,814,224
Electrical Equipment — 4.06%
American Superconductor Corp. *	138,114	5,067,403
Enovix Corp. *	103,638	1,071,617
Eos Energy Enterprises, Inc. *	1,147,320	5,874,278
NuScale Power Corp. *	62,326	2,465,617
		14,478,915
Professional Services — 3.43%
BlackSky Technology, Inc. *	144,638	2,976,650
Huron Consulting Group, Inc. *	12,813	1,762,300
Innodata, Inc. *	83,991	4,302,019
Planet Labs PBC *	525,328	3,204,501
		12,245,470
Machinery — 2.38%
Blue Bird Corp. *	38,006	1,640,339
Enerpac Tool Group Corp.	24,696	1,001,670
Federal Signal Corp.	14,508	1,543,941
Mueller Water Products, Inc. - A	51,017	1,226,448
REV Group, Inc.	64,391	3,064,368
		8,476,766
	Shares, Principal Amount, or Number of Contracts	Value
Trading Companies & Distributors — 1.39%
Titan Machinery, Inc. *	47,229	$935,607
Xometry, Inc. - A *	118,842	4,015,671
		4,951,278
Building Products — 0.55%
AZZ, Inc.	20,901	1,974,726
Total INDUSTRIALS (Cost $74,784,257)		99,996,206
HEALTH CARE — 21.13%
Biotechnology — 11.59%
ADMA Biologics, Inc. *	99,757	1,816,575
Apogee Therapeutics, Inc. *	68,548	2,977,040
Arcutis Biotherapeutics, Inc. *	176,968	2,481,091
ARS Pharmaceuticals, Inc. *	76,676	1,337,996
Astria Therapeutics, Inc. *	231,214	1,239,307
BioCryst Pharmaceuticals, Inc. *	125,007	1,120,063
Centessa Pharmaceuticals PLC - ADR 1,*	83,241	1,093,787
Cidara Therapeutics, Inc. *	25,775	1,255,500
Crinetics Pharmaceuticals, Inc. *	191,377	5,504,002
Kiniksa Pharmaceuticals International PLC 1,*	105,610	2,922,229
Korro Bio, Inc. *	13,195	164,806
Merus NV 1,*	54,451	2,864,123
Praxis Precision Medicines, Inc. *	43,440	1,826,652
Protagonist Therapeutics, Inc. *	69,634	3,848,671
Rhythm Pharmaceuticals, Inc. *	62,987	3,980,148
Scholar Rock Holding Corp. *	83,241	2,948,396
Spyre Therapeutics, Inc. *	58,247	871,958
Xenon Pharmaceuticals, Inc. 1,*	98,033	3,068,433
		41,320,777
Pharmaceuticals — 4.58%
CorMedix, Inc. *	50,338	620,164
Edgewise Therapeutics, Inc. *	88,619	1,161,795
Ligand Pharmaceuticals, Inc. *	26,257	2,984,896
MBX Biosciences, Inc. *	110,889	1,265,244
Mind Medicine MindMed, Inc. 1,*	276,364	1,793,602
Septerna, Inc. *	145,858	1,541,719
Structure Therapeutics, Inc. - ADR 1,*	61,184	1,268,956
Tarsus Pharmaceuticals, Inc. *	70,081	2,838,981
WaVe Life Sciences Ltd. 1,*	256,513	1,667,335
Xeris Biopharma Holdings, Inc. *	254,079	1,186,549
		16,329,241
Health Care Equipment & Supplies — 3.51%
Alphatec Holdings, Inc. *	236,932	2,629,945
Beta Bionics, Inc. *	125,646	1,829,406

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NeuroPace, Inc. *	94,961	$1,057,866
Semler Scientific, Inc. *	61,645	2,388,127
TransMedics Group, Inc. *	34,529	4,627,231
		12,532,575
Life Sciences Tools & Services — 0.89%
Adaptive Biotechnologies Corp. *	273,185	3,182,605
Health Care Providers & Services — 0.56%
GeneDx Holdings Corp. *	21,518	1,986,326
Total HEALTH CARE (Cost $63,857,204)		75,351,524
INFORMATION TECHNOLOGY — 13.50%
Software — 8.75%
Agilysys, Inc. *	31,266	3,584,334
Alkami Technology, Inc. *	157,351	4,742,559
AvePoint, Inc. *	209,142	4,038,532
Core Scientific, Inc. *	317,711	5,423,327
Digital Turbine, Inc. *	272,000	1,604,800
D-Wave Quantum, Inc. *	75,132	1,099,933
Olo, Inc. - A *	244,615	2,177,074
Porch Group, Inc. *	519,674	6,126,956
Terawulf, Inc. *	546,803	2,394,997
		31,192,512
Electronic Equipment, Instruments & Components — 1.63%
Arlo Technologies, Inc. *	325,515	5,520,734
Gauzy Ltd. 1,*	35,134	296,531
		5,817,265
Communications Equipment — 1.33%
Applied Optoelectronics, Inc. *	153,705	3,948,682
Calix, Inc. *	15,133	804,924
		4,753,606
Semiconductors & Semiconductor Equipment — 1.30%
Silicon Motion Technology Corp. - ADR [1]	14,488	1,089,063
SiTime Corp. *	16,623	3,542,029
		4,631,092
IT Services — 0.49%
Applied Digital Corp. *	171,378	1,725,776
Total INFORMATION TECHNOLOGY (Cost $34,169,122)		48,120,251
FINANCIALS — 11.75%
Insurance — 5.15%
Ategrity Specialty Holdings LLC *	61,617	1,325,998
Bowhead Specialty Holdings, Inc. *	62,333	2,339,357
HCI Group, Inc.	23,001	3,500,752
	Shares, Principal Amount, or Number of Contracts	Value
Palomar Holdings, Inc. *	16,955	$2,615,309
Root, Inc. - A *	21,390	2,737,278
Skyward Specialty Insurance Group, Inc. *	63,788	3,686,309
TWFG, Inc. *	61,446	2,150,610
		18,355,613
Consumer Finance — 3.26%
Dave, Inc. *	31,294	8,399,623
LendingClub Corp. *	267,205	3,214,476
		11,614,099
Banks — 1.84%
Coastal Financial Corp. *	35,154	3,405,368
Pathward Financial, Inc.	40,042	3,168,123
		6,573,491
Financial Services — 1.50%
Sezzle, Inc. *	29,769	5,336,093
Total FINANCIALS (Cost $24,417,623)		41,879,296
CONSUMER DISCRETIONARY — 9.99%
Hotels, Restaurants & Leisure — 3.51%
Genius Sports Ltd. 1,*	416,844	4,335,178
Kura Sushi USA, Inc. - A *	18,403	1,584,130
Lindblad Expeditions Holdings, Inc. *	103,085	1,203,002
Rush Street Interactive, Inc. *	361,393	5,384,756
		12,507,066
Diversified Consumer Services — 3.08%
Lincoln Educational Services Corp. *	30,182	695,695
Mister Car Wash, Inc. *	171,725	1,032,067
OneSpaWorld Holdings Ltd. [1]	118,210	2,410,302
Stride, Inc. *	14,747	2,141,117
Universal Technical Institute, Inc. *	138,445	4,691,901
		10,971,082
Specialty Retail — 1.88%
National Vision Holdings, Inc. *	161,019	3,705,047
The RealReal, Inc. *	272,866	1,307,028
ThredUp, Inc. - A *	223,885	1,676,899
		6,688,974
Textiles, Apparel & Luxury Goods — 0.69%
Wolverine World Wide, Inc.	135,919	2,457,416
Leisure Products — 0.42%
Latham Group, Inc. *	236,953	1,511,760
Broadline Retail — 0.41%
Groupon, Inc. *	44,334	1,482,972
Total CONSUMER DISCRETIONARY (Cost $29,693,084)		35,619,270

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ENERGY — 6.64%
Oil, Gas & Consumable Fuels — 4.95%
BKV Corp. *	53,628	$1,293,507
Centrus Energy Corp. - A *	35,253	6,457,645
Gulfport Energy Corp. *	22,625	4,551,471
Lightbridge Corp. *	64,220	858,621
Uranium Energy Corp. *	660,111	4,488,755
		17,649,999
Energy Equipment & Services — 1.69%
Aris Water Solutions, Inc. - A	55,820	1,320,143
Solaris Energy Infrastructure, Inc.	130,413	3,689,384
Tidewater, Inc. *	21,951	1,012,600
		6,022,127
Total ENERGY (Cost $17,650,659)		23,672,126
CONSUMER STAPLES — 2.81%
Beverages — 1.37%
The Vita Coco Co., Inc. *	134,904	4,870,034
Consumer Staples Distribution & Retail — 0.80%
Guardian Pharmacy Services, Inc. - A *	66,247	1,411,724
Natural Grocers by Vitamin Cottage, Inc.	37,140	1,457,745
		2,869,469
Food Products — 0.64%
Vital Farms, Inc. *	59,593	2,295,522
Total CONSUMER STAPLES (Cost $8,180,518)		10,035,025
COMMUNICATION SERVICES — 2.78%
Media — 1.40%
Gambling.com Group Ltd. 1,*	87,995	1,046,261
Magnite, Inc. *	113,854	2,746,158
MNTN, Inc. - A *	54,316	1,187,891
		4,980,310
Entertainment — 0.96%
IMAX Corp. 1,*	123,198	3,444,616
Interactive Media & Services — 0.42%
EverQuote, Inc. - A *	61,858	1,495,727
Total COMMUNICATION SERVICES (Cost $8,520,259)		9,920,653
MATERIALS — 2.18%
Metals & Mining — 1.23%
IAMGOLD Corp. 1,*	364,372	2,678,134
Perpetua Resources Corp. 1,*	138,976	1,687,169
		4,365,303
	Shares, Principal Amount, or Number of Contracts	Value
Construction Materials — 0.48%
Knife River Corp. *	21,021	$1,716,154
Chemicals — 0.47%
ASP Isotopes, Inc. *	229,114	1,686,279
Total MATERIALS (Cost $7,389,766)		7,767,736
REAL ESTATE — 0.72%
Real Estate Management & Development — 0.72%
Landbridge Co. LLC - A	37,736	2,550,199
Total REAL ESTATE (Cost $2,183,353)		2,550,199
Total COMMON STOCKS (Cost $270,845,845)		354,912,286
SHORT TERM INVESTMENTS — 0.81%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [2] (Cost $2,895,071)	2,895,071	2,895,071

TOTAL INVESTMENTS (Cost $273,740,916)	100.35%	$357,807,357
Liabilities In Excess of Other Assets	(0.35)%	(1,253,839)
Net Assets	100.00%	$356,553,518

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.54%
Short Term Investments	0.81%
Total Investments	100.35%
Liabilities In Excess of Other Assets	(0.35)%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	6.63%
Banks	1.84%
Beverages	1.37%
Biotechnology	11.59%
Broadline Retail	0.41%
Building Products	0.55%
Chemicals	0.47%
Commercial Services & Supplies	4.88%
Communications Equipment	1.33%
Construction & Engineering	4.72%
Construction Materials	0.48%
Consumer Finance	3.26%
Consumer Staples Distribution & Retail	0.80%
Diversified Consumer Services	3.08%
Electrical Equipment	4.06%
Electronic Equipment, Instruments & Components	1.63%
Energy Equipment & Services	1.69%
Entertainment	0.96%
Financial Services	1.50%
Food Products	0.64%
Health Care Equipment & Supplies	3.51%
Health Care Providers & Services	0.56%
Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	3.51%
Insurance	5.15%
Interactive Media & Services	0.42%
IT Services	0.49%
Leisure Products	0.42%
Life Sciences Tools & Services	0.89%
Machinery	2.38%
Media	1.40%
Metals & Mining	1.23%
Money Market Fund	0.81%
Oil, Gas & Consumable Fuels	4.95%
Pharmaceuticals	4.58%
Professional Services	3.43%
Real Estate Management & Development	0.72%
Semiconductors & Semiconductor Equipment	1.30%
Software	8.75%
Specialty Retail	1.88%
Textiles, Apparel & Luxury Goods	0.69%
Trading Companies & Distributors	1.39%
Liabilities In Excess of Other Assets	(0.35)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.56%
INDUSTRIALS — 24.98%
Aerospace & Defense — 12.46%
AeroVironment, Inc. *	50,228	$14,312,469
Axon Enterprise, Inc. *	25,486	21,100,879
Curtiss-Wright Corp.	37,123	18,136,442
Embraer SA - SP ADR [1]	193,993	11,040,142
Karman Holdings, Inc. *	340,150	17,133,355
Kratos Defense & Security Solutions, Inc. *	355,371	16,506,983
Leonardo DRS, Inc.	242,292	11,261,732
Loar Holdings, Inc. *	96,679	8,330,829
Rocket Lab Corp. *	269,320	9,633,576
		127,456,407
Machinery — 6.68%
Crane Co.	72,891	13,841,272
Esab Corp.	53,738	6,478,116
ESCO Technologies, Inc.	57,973	11,123,279
Federal Signal Corp.	72,280	7,692,038
Flowserve Corp.	157,976	8,270,044
Gates Industrial Corp. PLC 1,*	322,753	7,433,002
JBT Marel Corp.	70,052	8,424,453
SPX Technologies, Inc. *	30,434	5,103,173
		68,365,377
Construction & Engineering — 2.79%
Construction Partners, Inc. - A *	108,850	11,568,578
Dycom Industries, Inc. *	12,590	3,076,870
Sterling Infrastructure, Inc. *	60,014	13,847,030
		28,492,478
Trading Companies & Distributors — 1.06%
FTAI Aviation Ltd.	94,297	10,847,927
Professional Services — 0.84%
ExlService Holdings, Inc. *	113,716	4,979,624
Planet Labs PBC *	592,960	3,617,056
		8,596,680
Commercial Services & Supplies — 0.65%
ACV Auctions, Inc. - A *	407,509	6,609,796
Electrical Equipment — 0.50%
NEXTracker, Inc. - A *	93,562	5,086,966
Total INDUSTRIALS (Cost $174,809,693)		255,455,631
HEALTH CARE — 21.38%
Biotechnology — 13.95%
ADMA Biologics, Inc. *	380,432	6,927,667
Alkermes PLC 1,*	168,635	4,824,647
Apogee Therapeutics, Inc. *	217,356	9,439,771
Bridgebio Pharma, Inc. *	269,549	11,639,126
Crinetics Pharmaceuticals, Inc. *	513,211	14,759,948
	Shares, Principal Amount, or Number of Contracts	Value
Kymera Therapeutics, Inc. *	172,055	$7,508,480
Merus NV 1,*	152,878	8,041,383
Natera, Inc. *	115,297	19,478,275
Nuvalent, Inc. - A *	44,124	3,366,661
Protagonist Therapeutics, Inc. *	67,397	3,725,032
PTC Therapeutics, Inc. *	143,282	6,997,893
Rhythm Pharmaceuticals, Inc. *	165,125	10,434,249
Scholar Rock Holding Corp. *	135,894	4,813,365
Soleno Therapeutics, Inc. *	78,366	6,565,504
Spyre Therapeutics, Inc. *	200,206	2,997,084
TG Therapeutics, Inc. *	164,762	5,929,784
Ultragenyx Pharmaceutical, Inc. *	123,882	4,504,350
Xenon Pharmaceuticals, Inc. 1,*	341,924	10,702,221
		142,655,440
Pharmaceuticals — 3.07%
Axsome Therapeutics, Inc. *	45,535	4,753,399
Corcept Therapeutics, Inc. *	64,287	4,718,666
Edgewise Therapeutics, Inc. *	235,860	3,092,125
Septerna, Inc. *	413,422	4,369,870
Tarsus Pharmaceuticals, Inc. *	91,070	3,689,246
Verona Pharma PLC - ADR 1,*	68,999	6,525,925
WaVe Life Sciences Ltd. 1,*	655,558	4,261,127
		31,410,358
Health Care Equipment & Supplies — 2.30%
Glaukos Corp. *	78,556	8,114,049
iRhythm Technologies, Inc. *	32,941	5,071,596
TransMedics Group, Inc. *	76,763	10,287,010
		23,472,655
Health Care Providers & Services — 2.06%
GeneDx Holdings Corp. *	34,967	3,227,804
Guardant Health, Inc. *	343,536	17,877,613
		21,105,417
Total HEALTH CARE (Cost $199,198,511)		218,643,870
INFORMATION TECHNOLOGY — 20.57%
Software — 9.59%
Alkami Technology, Inc. *	220,007	6,631,011
AvePoint, Inc. *	278,762	5,382,894
CommVault Systems, Inc. *	90,365	15,753,331
Core Scientific, Inc. *	583,395	9,958,553
CyberArk Software Ltd. 1,*	60,739	24,713,484
D-Wave Quantum, Inc. *	152,706	2,235,616
InterDigital, Inc.	41,815	9,376,177
Monday.com Ltd. 1,*	27,699	8,710,782
Nutanix, Inc. - A *	125,026	9,556,987
Rubrik, Inc. - A *	63,658	5,703,120
		98,021,955

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Semiconductors & Semiconductor Equipment — 5.46%
Astera Labs, Inc. *	165,899	$15,000,587
Credo Technology Group Holding Ltd. 1,*	217,005	20,092,493
MACOM Technology Solutions Holdings, Inc. *	53,203	7,623,458
SiTime Corp. *	61,835	13,175,802
		55,892,340
Electronic Equipment, Instruments & Components — 4.49%
Celestica, Inc. 1,*	63,810	9,961,379
Coherent Corp. *	115,278	10,283,950
Fabrinet 1,*	42,092	12,403,671
Mirion Technologies, Inc. *	396,936	8,546,032
OSI Systems, Inc. *	20,925	4,705,196
		45,900,228
Communications Equipment — 1.03%
Lumentum Holdings, Inc. *	110,929	10,544,911
Total INFORMATION TECHNOLOGY (Cost $167,722,118)		210,359,434
CONSUMER DISCRETIONARY — 12.06%
Hotels, Restaurants & Leisure — 5.48%
Cava Group, Inc. *	63,353	5,336,223
Dutch Bros, Inc. - A *	194,827	13,320,322
Life Time Group Holdings, Inc. *	373,830	11,338,264
Planet Fitness, Inc. - A *	61,559	6,713,009
Sportradar Group AG - A 1,*	457,565	12,848,425
The Cheesecake Factory, Inc.	103,508	6,485,812
		56,042,055
Diversified Consumer Services — 2.74%
Adtalem Global Education, Inc. *	67,225	8,553,037
Grand Canyon Education, Inc. *	39,393	7,445,277
Stride, Inc. *	82,925	12,039,880
		28,038,194
Specialty Retail — 2.06%
Boot Barn Holdings, Inc. *	54,509	8,285,368
Carvana Co. *	37,962	12,791,676
		21,077,044
Broadline Retail — 1.17%
Ollie's Bargain Outlet Holdings, Inc. *	90,404	11,913,439
Automobile Components — 0.61%
Modine Manufacturing Co. *	62,876	6,193,286
Total CONSUMER DISCRETIONARY (Cost $86,667,227)		123,264,018
	Shares, Principal Amount, or Number of Contracts	Value
FINANCIALS — 7.61%
Insurance — 3.76%
HCI Group, Inc.	67,091	$10,211,250
Palomar Holdings, Inc. *	75,428	11,634,769
Skyward Specialty Insurance Group, Inc. *	201,809	11,662,542
Slide Insurance Holdings, Inc. *	228,398	4,947,101
		38,455,662
Consumer Finance — 1.90%
LendingClub Corp. *	477,900	5,749,137
Upstart Holdings, Inc. *	210,526	13,616,822
		19,365,959
Financial Services — 1.36%
Paymentus Holdings, Inc. - A *	333,798	10,931,884
Remitly Global, Inc. *	156,752	2,942,235
		13,874,119
Capital Markets — 0.59%
Marex Group PLC [1]	153,795	6,070,289
Total FINANCIALS (Cost $65,419,821)		77,766,029
ENERGY — 5.87%
Oil, Gas & Consumable Fuels — 3.39%
Cameco Corp. [1]	160,260	11,896,100
Gulfport Energy Corp. *	68,171	13,713,960
Uranium Energy Corp. *	1,330,833	9,049,664
		34,659,724
Energy Equipment & Services — 2.48%
Archrock, Inc.	163,070	4,049,028
Aris Water Solutions, Inc. - A	125,503	2,968,146
Solaris Energy Infrastructure, Inc.	295,225	8,351,916
TechnipFMC PLC [1]	192,264	6,621,572
Weatherford International PLC [1]	67,352	3,388,479
		25,379,141
Total ENERGY (Cost $46,119,133)		60,038,865
MATERIALS — 2.93%
Metals & Mining — 2.44%
Carpenter Technology Corp.	54,959	15,189,569
Pan American Silver Corp. [1]	344,046	9,770,906
		24,960,475
Construction Materials — 0.49%
Knife River Corp. *	61,594	5,028,534
Total MATERIALS (Cost $18,009,512)		29,989,009

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 2.83%
Personal Care Products — 1.20%
BellRing Brands, Inc. *	86,529	$5,012,625
Oddity Tech Ltd. - A 1,*	96,622	7,292,063
		12,304,688
Consumer Staples Distribution & Retail — 1.16%
Sprouts Farmers Market, Inc. *	42,763	7,040,500
The Chefs' Warehouse, Inc. *	75,848	4,839,861
		11,880,361
Tobacco — 0.47%
Turning Point Brands, Inc.	62,895	4,765,554
Total CONSUMER STAPLES (Cost $19,460,190)		28,950,603
COMMUNICATION SERVICES — 1.33%
Media — 1.01%
Magnite, Inc. *	424,948	10,249,746
Diversified Telecommunication Services — 0.32%
AST SpaceMobile, Inc. *	70,342	3,287,081
Total COMMUNICATION SERVICES (Cost $8,439,304)		13,536,827
Total COMMON STOCKS (Cost $785,845,509)		1,018,004,286
SHORT TERM INVESTMENTS — 0.41%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [2] (Cost $4,231,143)	4,231,143	4,231,143

TOTAL INVESTMENTS (Cost $790,076,652)	99.97%	$1,022,235,429
Other Assets In Excess of Liabilities	0.03%	312,166
Net Assets	100.00%	$1,022,547,595

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.56%
Short Term Investments	0.41%
Total Investments	99.97%
Other Assets In Excess of Liabilities	0.03%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	12.46%
Automobile Components	0.61%
Biotechnology	13.95%
Broadline Retail	1.17%
Capital Markets	0.59%
Commercial Services & Supplies	0.65%
Communications Equipment	1.03%
Construction & Engineering	2.79%
Construction Materials	0.49%
Consumer Finance	1.90%
Consumer Staples Distribution & Retail	1.16%
Diversified Consumer Services	2.74%
Diversified Telecommunication Services	0.32%
Electrical Equipment	0.50%
Electronic Equipment, Instruments & Components	4.49%
Energy Equipment & Services	2.48%
Financial Services	1.36%
Health Care Equipment & Supplies	2.30%
Health Care Providers & Services	2.06%
Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	5.48%
Insurance	3.76%
Machinery	6.68%
Media	1.01%
Metals & Mining	2.44%
Money Market Fund	0.41%
Oil, Gas & Consumable Fuels	3.39%
Personal Care Products	1.20%
Pharmaceuticals	3.07%
Professional Services	0.84%
Semiconductors & Semiconductor Equipment	5.46%
Software	9.59%
Specialty Retail	2.06%
Tobacco	0.47%
Trading Companies & Distributors	1.06%
Other Assets In Excess of Liabilities	0.03%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.46%
INDUSTRIALS — 22.29%
Aerospace & Defense — 10.64%
AeroVironment, Inc. *	2,377	$677,326
Axon Enterprise, Inc. *	2,269	1,878,596
BWX Technologies, Inc.	6,475	932,788
Curtiss-Wright Corp.	2,211	1,080,184
Howmet Aerospace, Inc.	2,892	538,288
Leonardo DRS, Inc.	15,439	717,605
Loar Holdings, Inc. *	4,814	414,822
Rocket Lab Corp. *	10,940	391,324
		6,630,933
Construction & Engineering — 4.21%
Comfort Systems USA, Inc.	1,334	715,304
Quanta Services, Inc.	3,215	1,215,527
Sterling Infrastructure, Inc. *	3,005	693,344
		2,624,175
Machinery — 2.98%
Crane Co.	4,485	851,657
Flowserve Corp.	7,681	402,100
RBC Bearings, Inc. *	1,576	606,445
		1,860,202
Trading Companies & Distributors — 2.49%
Core & Main, Inc. - A *	12,612	761,135
FTAI Aviation Ltd.	2,901	333,731
QXO, Inc. *	21,330	459,448
		1,554,314
Professional Services — 1.97%
CACI International, Inc. - A *	805	383,743
ExlService Holdings, Inc. *	6,820	298,648
UL Solutions, Inc. - A	7,495	546,086
		1,228,477
Total INDUSTRIALS (Cost $9,182,451)		13,898,101
INFORMATION TECHNOLOGY — 19.65%
Software — 9.27%
Circle Internet Group, Inc. *	1,346	244,016
CommVault Systems, Inc. *	4,362	760,428
Confluent, Inc. - A *	12,406	309,282
Core Scientific, Inc. *	23,503	401,196
CyberArk Software Ltd. 1,*	3,813	1,551,433
Fair Isaac Corp. *	157	286,990
Guidewire Software, Inc. *	3,162	744,493
Monday.com Ltd. 1,*	1,632	513,231
Nutanix, Inc. - A *	9,102	695,757
Rubrik, Inc. - A *	3,064	274,504
		5,781,330
	Shares, Principal Amount, or Number of Contracts	Value
Semiconductors & Semiconductor Equipment — 4.65%
Astera Labs, Inc. *	12,970	$1,172,747
Credo Technology Group Holding Ltd. 1,*	9,803	907,660
MACOM Technology Solutions Holdings, Inc. *	2,167	310,509
SiTime Corp. *	2,384	507,983
		2,898,899
Electronic Equipment, Instruments & Components — 3.51%
Celestica, Inc. 1,*	3,897	608,361
Coherent Corp. *	7,509	669,878
Fabrinet 1,*	2,067	609,103
Teledyne Technologies, Inc. *	588	301,238
		2,188,580
IT Services — 1.31%
Twilio, Inc. - A *	6,588	819,284
Communications Equipment — 0.91%
Lumentum Holdings, Inc. *	5,941	564,752
Total INFORMATION TECHNOLOGY (Cost $9,297,098)		12,252,845
CONSUMER DISCRETIONARY — 16.24%
Hotels, Restaurants & Leisure — 6.00%
Cava Group, Inc. *	4,083	343,911
Domino's Pizza, Inc.	524	236,114
Dutch Bros, Inc. - A *	12,382	846,557
Life Time Group Holdings, Inc. *	23,758	720,580
Planet Fitness, Inc. - A *	5,568	607,191
Sportradar Group AG - A 1,*	22,101	620,596
Viking Holdings Ltd. *	6,813	363,065
		3,738,014
Specialty Retail — 4.74%
Boot Barn Holdings, Inc. *	3,122	474,544
Carvana Co. *	4,588	1,545,973
Chewy, Inc. - A *	11,112	473,593
Five Below, Inc. *	3,526	462,541
		2,956,651
Diversified Consumer Services — 1.74%
Duolingo, Inc. *	1,157	474,393
Grand Canyon Education, Inc. *	3,235	611,415
		1,085,808
Textiles, Apparel & Luxury Goods — 1.44%
Amer Sports, Inc. 1,*	7,912	306,669
On Holding AG - A 1,*	4,907	255,409
Tapestry, Inc.	3,829	336,225
		898,303
Automobile Components — 0.93%
Modine Manufacturing Co. *	5,877	578,885

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Broadline Retail — 0.87%
Ollie's Bargain Outlet Holdings, Inc. *	4,127	$543,856
Household Durables — 0.52%
SharkNinja, Inc. *	3,269	323,598
Total CONSUMER DISCRETIONARY (Cost $7,860,481)		10,125,115
HEALTH CARE — 16.11%
Biotechnology — 10.18%
Alnylam Pharmaceuticals, Inc. *	1,956	637,832
Apogee Therapeutics, Inc. *	10,377	450,673
Argenx SE - ADR 1,*	510	281,122
Ascendis Pharma A/S - ADR 1,*	4,789	826,581
Bridgebio Pharma, Inc. *	9,083	392,204
Crinetics Pharmaceuticals, Inc. *	29,887	859,550
Exelixis, Inc. *	10,421	459,306
Insmed, Inc. *	2,657	267,400
Natera, Inc. *	8,990	1,518,771
PTC Therapeutics, Inc. *	5,769	281,758
Xenon Pharmaceuticals, Inc. 1,*	11,965	374,505
		6,349,702
Health Care Equipment & Supplies — 4.11%
Glaukos Corp. *	2,833	292,621
Insulet Corp. *	2,931	920,862
Penumbra, Inc. *	2,912	747,306
TransMedics Group, Inc. *	4,490	601,705
		2,562,494
Health Care Providers & Services — 1.44%
Guardant Health, Inc. *	17,234	896,857
Pharmaceuticals — 0.38%
Corcept Therapeutics, Inc. *	3,279	240,678
Total HEALTH CARE (Cost $8,467,215)		10,049,731
FINANCIALS — 7.44%
Financial Services — 3.75%
Affirm Holdings, Inc. *	12,342	853,326
Chime Financial, Inc. - A *	7,568	261,172
Paymentus Holdings, Inc. - A *	22,239	728,327
Toast, Inc. - A *	11,254	498,439
		2,341,264
Capital Markets — 3.08%
Robinhood Markets, Inc. - A *	12,347	1,156,050
StoneX Group, Inc. *	3,132	285,450
Tradeweb Markets, Inc. - A	3,255	476,532
		1,918,032
	Shares, Principal Amount, or Number of Contracts	Value
Consumer Finance — 0.61%
Upstart Holdings, Inc. *	5,892	$381,095
Total FINANCIALS (Cost $3,012,948)		4,640,391
ENERGY — 5.20%
Oil, Gas & Consumable Fuels — 3.89%
Antero Resources Corp. *	26,900	1,083,532
Cameco Corp. [1]	10,347	768,057
NexGen Energy Ltd. 1,*	82,553	572,918
		2,424,507
Energy Equipment & Services — 1.31%
TechnipFMC PLC [1]	16,935	583,241
Weatherford International PLC [1]	4,637	233,288
		816,529
Total ENERGY (Cost $2,322,881)		3,241,036
MATERIALS — 4.58%
Metals & Mining — 3.16%
Alamos Gold, Inc. - A [1]	14,509	385,359
Carpenter Technology Corp.	3,926	1,085,068
Royal Gold, Inc.	2,823	502,043
		1,972,470
Chemicals — 1.07%
The Mosaic Co.	18,244	665,541
Construction Materials — 0.35%
Knife River Corp. *	2,691	219,693
Total MATERIALS (Cost $2,257,581)		2,857,704
CONSUMER STAPLES — 4.40%
Consumer Staples Distribution & Retail — 2.13%
BJ's Wholesale Club Holdings, Inc. *	3,274	353,035
Casey's General Stores, Inc.	573	292,385
Sprouts Farmers Market, Inc. *	4,133	680,457
		1,325,877
Personal Care Products — 1.23%
BellRing Brands, Inc. *	4,197	243,132
elf Beauty, Inc. *	4,201	522,773
		765,905
Beverages — 1.04%
Celsius Holdings, Inc. *	14,028	650,759
Total CONSUMER STAPLES (Cost $2,013,241)		2,742,541
COMMUNICATION SERVICES — 2.73%
Entertainment — 2.73%
Take-Two Interactive Software, Inc. *	4,186	1,016,570

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TKO Group Holdings, Inc.	3,784	$688,499
		1,705,069
Total COMMUNICATION SERVICES (Cost $1,284,143)		1,705,069
UTILITIES — 0.52%
Independent Power and Renewable Electricity Producers — 0.52%
Ormat Technologies, Inc.	3,882	325,156
Total UTILITIES (Cost $331,818)		325,156
REAL ESTATE — 0.30%
Real Estate Management & Development — 0.30%
CoStar Group, Inc. *	2,363	189,985
Total REAL ESTATE (Cost $185,799)		189,985
Total COMMON STOCKS (Cost $46,215,656)		62,027,674
SHORT TERM INVESTMENTS — 0.39%
Northern Institutional Government Portfolio (Shares Class), 4.15% [2] (Cost $242,173)	242,173	242,173

TOTAL INVESTMENTS (Cost $46,457,829)	99.85%	$62,269,847
Other Assets In Excess of Liabilities	0.15%	92,039
Net Assets	100.00%	$62,361,886

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.46%
Short Term Investments	0.39%
Total Investments	99.85%
Other Assets In Excess of Liabilities	0.15%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	10.64%
Automobile Components	0.93%
Beverages	1.04%
Biotechnology	10.18%
Broadline Retail	0.87%
Capital Markets	3.08%
Chemicals	1.07%
Communications Equipment	0.91%
Construction & Engineering	4.21%
Construction Materials	0.35%
Consumer Finance	0.61%
Consumer Staples Distribution & Retail	2.13%
Diversified Consumer Services	1.74%
Electronic Equipment, Instruments & Components	3.51%
Energy Equipment & Services	1.31%
Entertainment	2.73%
Financial Services	3.75%
Health Care Equipment & Supplies	4.11%
Health Care Providers & Services	1.44%
Hotels, Restaurants & Leisure	6.00%
Industry	Percent of Net Assets
Household Durables	0.52%
Independent Power and Renewable Electricity Producers	0.52%
IT Services	1.31%
Machinery	2.98%
Metals & Mining	3.16%
Money Market Fund	0.39%
Oil, Gas & Consumable Fuels	3.89%
Personal Care Products	1.23%
Pharmaceuticals	0.38%
Professional Services	1.97%
Real Estate Management & Development	0.30%
Semiconductors & Semiconductor Equipment	4.65%
Software	9.27%
Specialty Retail	4.74%
Textiles, Apparel & Luxury Goods	1.44%
Trading Companies & Distributors	2.49%
Other Assets In Excess of Liabilities	0.15%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 7.24%
Leisure Facilities & Services — 2.10%
Crown Finance US, Inc., Initial Term Loan 9.57%, (1-Month USD CME Term SOFR+525 basis points), 12/2/31 [1]	$2,424,807	$2,421,776
Leisure Products — 2.56%
Recess Holdings, Inc., Initial Term Loan 8.03%, (3-Month USD CME Term SOFR+375 basis points), 2/20/30 [1]	2,946,812	2,953,089
Telecommunications — 2.58%
Crown Subsea Communications Holding, Inc., 2024 Term Loan 8.33%, (3-Month USD CME Term SOFR+400 basis points), 1/30/31 [1]	2,952,180	2,968,181
Total BANK LOANS (Cost $8,277,714)		8,343,046
CORPORATE BONDS — 15.61%
Electric Utilities — 8.14%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [2,3,4,5]	2,933,580	3,257,540
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [2,3,4,5,6]	6,050,000	6,122,800
		9,380,340
Insurance — 3.02%
Genworth Holdings, Inc. 6.59%, (CME Term SOFR 3M + 226 basis points), 11/15/36 [5]	4,071,000	3,477,348
Real Estate Investment Trusts — 3.65%
Service Properties Trust 8.63%, 11/15/31 [2,4]	3,916,000	4,204,108
Technology Hardware — 0.80%
NCR Atleos Corp. 9.50%, 4/1/29 [2,4]	847,000	927,772
Total CORPORATE BONDS (Cost $16,936,868)		17,989,568
COMMON STOCKS — 58.10%
Asset Management — 23.19%
Archimedes Tech SPAC Partners II Co. *	257,810	2,637,396
Armada Acquisition Corp. II - A *	58,475	586,504
BERTO ACQUISITION CORP. *	164,174	1,710,693
	Shares, Principal Amount, or Number of Contracts	Value
Blue Water Acquisition Corp. III *	86,524	$865,672
Bold Eagle Acquisition Corp. - A *	307,977	3,224,519
Cannae Holdings, Inc.	215,142	4,485,711
Cantor Equity Partners III, Inc. - A *	36,114	381,003
Churchill Capital Corp. X *	40,708	419,292
Dynamix Corp. *	269,909	2,750,373
Gesher Acquisition Corp. II - A *	186,949	1,897,532
K&F Growth Acquisition Corp. II - A *	289,109	2,943,130
NewHold Investment Corp. III - A *	187,950	1,911,451
Oaktree Acquisition Corp. III Life Sciences - A *	277,370	2,906,838
		26,720,114
Banking — 4.46%
Blue Foundry Bancorp *	536,852	5,137,674
Biotechnology & Pharmaceuticals — 11.36%
Apogee Therapeutics, Inc. *	23,003	999,020
Crinetics Pharmaceuticals, Inc. *	137,630	3,958,239
Septerna, Inc. *	157,778	1,667,714
Viridian Therapeutics, Inc. *	148,439	2,075,177
Xenon Pharmaceuticals, Inc. 7,*	140,314	4,391,828
		13,091,978
Commercial Support Services — 2.31%
GXO Logistics, Inc. *	54,699	2,663,841
Food — 0.98%
Kellanova	14,145	1,124,952
Industrial Intermediate Products — 2.37%
Hillman Solutions Corp. *	382,366	2,730,093
Industrial Support Services — 3.26%
WillScot Holdings Corp. [6]	137,030	3,754,622
Leisure Facilities & Services — 6.96%
Golden Entertainment, Inc.	125,982	3,707,650
Lucky Strike Entertainment Corp.	253,889	2,318,007
Penn Entertainment, Inc. *	111,534	1,993,113
		8,018,770
Medical Equipment & Devices — 0.17%
Beta Bionics, Inc. *	13,335	194,158
Specialty Finance — 2.31%
Jefferson Capital, Inc. *	144,454	2,665,176
Technology Hardware — 0.73%
Juniper Networks, Inc.	20,917	835,216
Total COMMON STOCKS (Cost $71,458,568)		66,936,594

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
RIGHTS — 0.21%
Asset Management — 0.21%
Bold Eagle Acquisition Corp. *	$532,713	$167,272
K&F Growth Acquisition Corp. II *	588,826	73,603
		240,875
Total RIGHTS (Cost $—)		240,875
SOVEREIGN BONDS — 3.95%
Transportation & Logistics — 3.95%
Danaos Corp. 8.50%, 3/1/28 [2,4,7]	4,489,000	4,547,110
Total SOVEREIGN BONDS (Cost $4,500,100)		4,547,110
WARRANTS — 0.38%
Archimedes Tech SPAC Partners II Co., Exp. 4/2/30, Strike $11.50 *	196,756	75,869
Armada Acquisition Corp. II , Exp. 4/28/30, Strike $11.50 *	29,237	7,894
BERTO ACQUISITION CORP., Exp. 4/28/30, Strike $11.50 *	93,105	74,065
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike $11.50 *	151,497	11,741
Calidi Biotherapeutics, Inc., Exp. 9/10/26, Strike $115.00 *	193,125	1,487
Dynamix Corp., Exp. 12/6/29, Strike $11.50 *	209,000	75,240
Gesher Acquisition Corp. II, Exp. 3/12/30, Strike $11.50 *	93,475	29,912
Haymaker Acquisition Corp. 4, Exp. 5/31/28, Strike $11.50 *	103,828	25,957
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	429
NewHold Investment Corp. III, Exp. 3/3/32, Strike $0.00 *	117,468	37,601
Oaktree Acquisition Corp. III Life Sciences, Exp. 12/6/29, Strike $11.50 *	79,907	67,138
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 7,*	121,900	20,723
Revolution Medicines, Inc., Exp. 11/14/28, Strike $11.50 *	26,680	7,204
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	2,291
Total WARRANTS (Cost $9,328)		437,551
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 9.01%
Northern Institutional Treasury Portfolio (Premier Class), 4.16% [8] (Cost $10,386,156)	10,386,156	$10,386,156

TOTAL INVESTMENTS (Cost $111,568,734)	94.50%	$108,880,900
Other Assets In Excess of Liabilities	5.50%	6,336,195
Net Assets	100.00%	$115,217,095
INVESTMENT SECURITIES SOLD SHORT — (0.64)%
CORPORATE BONDS — (0.64)%
Real Estate Investment Trusts — (0.64)%
Service Properties Trust 4.75%, 10/1/26	(744,000)	(733,716)
Total CORPORATE BONDS (Proceeds $713,929)		(733,716)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $713,929)	(0.64)%	$(733,716)

CMT	Constant Maturity

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2025. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $19,059,330, which represents 17% of Net Assets (see Note F in the Notes to Financial Statements).
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2025, the value of restricted securities amounted to $19,059,330 or 17% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
NCR Atleos Corp., 9.50%, 4/01/29	2/27/2024	898,879
NRG Energy, Inc., 10.25%, 3/15/28	11/8/23-11/20/23	2,889,576

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Service Properties Trust, 8.63%, 11/15/31	4/9/24-4/16/24	4,138,895
Vistra Corp., 7.00%, 12/15/26	12/8/21-11/7/22	5,708,045
Danaos Corp., 8.50%, 3/01/28	7/3/23-4/17/24	4,506,286

[5]	Variable rate security. Rates disclosed as of June 30, 2025.
[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[7]	Foreign security denominated and/or traded in U.S. dollars.
[8]	7 day current yield as of June 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Bank Loans	7.24%
Corporate Bonds	15.61%
Sovereign Bonds	3.95%
Common Stocks	58.10%
Rights	0.21%
Warrants	0.38%
Short Term Investments	9.01%
Total Investments	94.50%
Other Assets In Excess of Liabilities	5.50%
Net Assets	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

GSCBDNYB Basket*	Financing Index: 1-Day US Federal Fund Effective Rate - 0.60% (Monthly)	2/11/2026	GSC	USD	1,726,323	$15,729	$—	$15,729
MSXXBIOH Basket**	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/4/2026	MS	USD	7,995,687	134,288	—	134,288
Subtotal Appreciation						$150,017	$—	$150,017

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
GSUCDHY1 Basket***	Financing Index: 1-Day US Federal Fund Effective Rate - 1.30% (At Maturity)	8/5/2025	GSC	USD	10,157,902	$(225,007)	$—	$(225,007)
MSDRCASI Basket****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/4/2026	MS	USD	236,327	(54,977)	—	(54,977)
MSHEWSC Basket*****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/4/2026	MS	USD	1,666,969	(90,840)	—	(90,840)
SPDR S&P Regional Banking ETF	Financing Index: 1-Day US Federal Fund Effective Rate - 0.50% (Monthly)	5/15/2026	MS	USD	1,427,402	(17,570)	—	(17,570)
Subtotal Depreciation						$(388,394)	$—	$(388,394)
Net Total Return Swaps outstanding at June 30, 2025						$(238,377)	$—	$(238,377)
GSC – Goldman Sachs International
MS – Morgan Stanley

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

*	GSCBDNYB Basket consists of a portfolio of:

Underlying Components	Shares	Value	Weight
Valley National Bancorp.	85,214	$760,963	44.08%
Metropolitan Bank Holding Corp.	3,978	278,456	16.13%
Dime Community Bancshares, Inc.	9,208	248,073	14.37%
Amalgamated Financial Corp.	4,554	142,076	8.23%
Northfield Bancorp, Inc.	7,308	83,899	4.86%
ConnectOne Bancorp, Inc.	3,153	73,023	4.23%
Flushing Financial Corp.	5,348	63,529	3.68%
Peapack-Gladstone Financial Corp.	2,200	62,148	3.60%
Bankwell Financial Group, Inc.	393	14,156	0.82%
		$1,726,323	100.00%

**	MSXXBIOH Basket consists of a portfolio of:

Underlying Components	Shares	Value	Weight
Grail, Inc.	1,306	$67,164	0.84%
Madrigal Pharmaceuticals, Inc.	219	66,364	0.83%
Legenf Biotech Corp.	1,825	64,765	0.81%
Gilead Sciences, Inc.	570	63,166	0.79%
CareDx, Inc.	3,192	62,366	0.78%
Veracyte, Inc.	2,307	62,366	0.78%
ADMA Biologics, Inc.	3,425	62,366	0.78%
Natera, Inc.	369	62,366	0.78%
Arcellx, Inc.	947	62,366	0.78%
Moderna, Inc.	2,260	62,366	0.78%
Exact Sciences Corp.	1,174	62,366	0.78%
CRISPR Therapeutics AG	1,266	61,567	0.77%
Agios Pharmaceuticals, Inc.	1,851	61,567	0.77%
Vericel Corp.	1,447	61,567	0.77%
BioNTech SE	578	61,567	0.77%
Immunovant, Inc.	3,848	61,567	0.77%
BioMarin Pharmaceutical, Inc.	1,120	61,567	0.77%
Protagonist Therapeutics, Inc.	1,114	61,567	0.77%
Mirum Pharmaceuticals, Inc.	1,210	61,567	0.77%
Beam Therapeutics, Inc.	3,619	61,567	0.77%
Rhythm Pharmaceuticals, Inc.	974	61,567	0.77%
Alnylam Pharmaceuticals, Inc.	189	61,567	0.77%
Exelixis, Inc.	1,397	61,567	0.77%
Amicus Therapeutics, Inc.	10,745	61,567	0.77%
ARS Pharmaceuticals, Inc.	3,528	61,567	0.77%
Caris Life Sciences, Inc.	2,304	61,567	0.77%
Vera Therapeutics, Inc.	2,613	61,567	0.77%
Apogee Therapeutics, Inc.	1,418	61,567	0.77%
Regeneron Pharmaceuticals, Inc.	117	61,567	0.77%
Arrowhead Pharmaceuticals, Inc.	3,897	61,567	0.77%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

Underlying Components	Shares	Value	Weight
Incyte Corp.	892	$60,767	0.76%
Catalyst Pharmaceuticals, Inc.	2,800	60,767	0.76%
Ardelyx, Inc.	15,502	60,767	0.76%
89bio, Inc.	6,188	60,767	0.76%
United Therapeutics Corp.	211	60,767	0.76%
AbbVie, Inc.	327	60,767	0.76%
Summit Therapeutics, Inc.	2,856	60,767	0.76%
PTC Therapeutics, Inc.	1,244	60,767	0.76%
Vertex Pharmaceuticals, Inc.	136	60,767	0.76%
UroGen Pharma Ltd.	4,436	60,767	0.76%
Cytokinetics, Inc.	1,839	60,767	0.76%
CG oncology, Inc.	2,337	60,767	0.76%
Ascendis Pharma A.S.	352	60,767	0.76%
MoonLake Immunotherapeutics	1,287	60,767	0.76%
Amgen, Inc.	222	60,767	0.76%
Twist Bioscience Corp.	1,630	59,968	0.75%
Halozyme Therapeutics, Inc.	1,153	59,968	0.75%
Travere Therapeutics, Inc.	4,052	59,968	0.75%
Alkermes PLC	2,096	59,968	0.75%
Akebia Therapeutics, Inc.	16,475	59,968	0.75%
		$3,079,139	38.51%

***	GSUCDHY1 basket consists of a portfolio of:

	Principal Amount	Value	Weight
Viking Cruises Ltd. 9.125% 7/15/2031 144A	343,764	$367,535	3.70%
Spirit Aerosystems, Inc. 9.375% 11/30/2029 144A	343,764	367,370	3.69%
Ncl Corporation Ltd. 7.75% 2/15/2029 144A	343,764	358,195	3.60%
Chart Industries, Inc. 7.5% 1/1/2030 144A	343,764	356,885	3.59%
Transdigm, Inc. 6.875% 12/15/2030 144A	343,764	351,946	3.54%
Rolls-Royce PLC 5.75% 10/15/2027 144A	343,764	351,839	3.54%
Weatherford International Ltd. 8.625% 4/30/2030 144A	343,764	349,852	3.52%
Wesco Distribution, Inc. 7.25% 6/15/2028 144A	343,764	348,429	3.50%
Emerald Debt Merger Sub LLC 6.625% 12/15/2030 144A	343,764	344,458	3.46%
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 144A	343,764	343,358	3.45%
Transocean, Inc. 8.00% 2/1/2027 144A	343,764	342,795	3.45%
Bath & Body Works, Inc. 6.75% 7/1/2036	343,764	342,564	3.44%
Carnival Corp. 6.00% 5/1/2029 144A	343,764	342,203	3.44%
Wynn Las Vegas LLC 5.25% 5/15/2027 144A	343,764	340,041	3.42%
Aramark Services, Inc. 5.00% 2/1/2028 144A	343,764	337,356	3.39%
Mgm Resorts International 4.75% 10/15/2028	343,764	331,540	3.33%
Gfl Environmental, Inc. 4.75% 6/15/2029 144A	343,764	331,516	3.33%
Imola Merger Corp. 4.75% 5/15/2029 144A	343,764	327,129	3.29%
Las Vegas Sands Corp. 3.90% 8/8/2029	343,764	323,753	3.25%
Asbury Automotive Group, Inc. 4.625% 11/15/2029 144A	343,764	323,355	3.25%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Principal Amount	Value	Weight
Yum! Brands, Inc. 4.625% 1/31/2032	343,764	$322,292	3.24%
Sensata Technologies BV 4.00% 4/15/2029 144A	343,764	316,672	3.18%
Petsmart LLC 7.75% 2/15/2029 144A	343,764	315,782	3.17%
1011778 B.C. Unlimited Liability Co. 4.00% 10/15/2030 144A	343,764	311,911	3.14%
Builders Firstsource, Inc. 4.25% 2/1/2032 144A	343,764	308,532	3.10%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 144A	343,764	301,976	3.04%
Standard Building Solutions, Inc. 3.375% 1/15/2031 144A	343,764	299,319	3.01%
Ball Corp. 3.125% 9/15/2031	343,764	298,212	3.00%
Fertitta Entertainment LLC 6.75% 1/15/2030 144A	343,764	297,913	2.99%
Ardagh Metal Packaging Finance USA LLC 4.00% 9/1/2029 144A	343,764	293,482	2.95%
Royal Caribbean Cruises Ltd. 8.25% 1/15/2029 144A	343,764	0	0.00%
		$9,948,210	100.00%

****	MSDRCASI Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Boyd Gaming Corp.	354	$27,745	11.74%
Wyndham Hotels & Resorts, Inc.	225	18,292	7.74%
Red Rock Resorts, Inc.	332	17,252	7.30%
Travel + Leisure Co.	297	15,338	6.49%
MGM Resorts International	439	15,101	6.39%
Carnival Corp.	496	13,943	5.90%
Marriott Vacations Worldwide Corp.	182	13,163	5.57%
International Game Technology PLC	747	11,816	5.00%
Marriott International, Inc.	40	11,060	4.68%
Vail Resorts, Inc.	64	10,068	4.26%
Portillo's, Inc.	816	9,524	4.03%
Norwegian Cruise Line Holdings Ltd.	463	9,382	3.97%
Wynn Resorts Ltd.	89	8,366	3.54%
Las Vegas Sands Corp.	188	8,177	3.46%
DraftKings, Inc.	181	7,775	3.29%
Monarch Casino & Resort, Inc.	81	6,972	2.95%
Hyatt Hotels Corp.	49	6,783	2.87%
Airbnb, Inc.	48	6,381	2.70%
Dine Brands Global, Inc.	214	5,199	2.20%
Churchill Downs, Inc.	49	4,963	2.10%
Topgolf Callaway Brands Corp.	564	4,537	1.92%
Bloomin' Brands, Inc.	522	4,490	1.90%
		$236,327	100.00%

*****	MSHEWSC Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
United Rentals, Inc.	160	$120,522	7.23%
Ferguson PLC	501	109,020	6.54%
API Group Corp.	2,093	106,853	6.41%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2025 (unaudited)

Underlying Components	Shares	Value	Weight
McGrath RentalCorp.	898	$104,185	6.25%
AECOM	815	92,017	5.52%
SiteOne Landscape Supply, Inc.	761	92,017	5.52%
GMS, Inc.	799	86,849	5.21%
Ryder System, Inc.	497	79,014	4.74%
Comfort Systems U.S.A, Inc.	141	75,680	4.54%
MasTec, Inc.	429	73,180	4.39%
Quanta Services, Inc.	192	72,680	4.36%
MSC Industrial Direct Co., Inc.	810	68,846	4.13%
Genuine Parts Co.	524	63,511	3.81%
Air Lease Corp.	1,017	59,511	3.57%
Pitney Bowes, Inc.	4,889	53,343	3.20%
Flour Corp.	904	46,342	2.78%
Core & Main, Inc.	757	45,675	2.74%
Advanced Drainage Systems, Inc.	357	41,007	2.46%
Construction Partners, Inc.	378	40,174	2.41%
Sensata Technologies Holding PLC	1,323	39,841	2.39%
Fasteral Co.	837	35,173	2.11%
Primoris Services Corp.	383	29,839	1.79%
AerCap Holdings N.V.	234	27,338	1.64%
Atkore, Inc.	357	25,171	1.51%
Terex Corp.	503	23,504	1.41%
Stanley Black & Decker, Inc.	305	20,670	1.24%
Trex Co., Inc.	236	12,836	0.77%
Builders FirstSource, Inc.	96	11,169	0.67%
nVent Electric PLC	150	11,002	0.66%
		$1,666,969	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$2,636,398,526	$101,690,507
Investments securities, at fair value	$3,595,941,662	$126,078,733
Short-term securities, at fair value[1]	107,948,814	1,538,779
Warrant securities, at fair value[2]	—	—
Foreign currency, at fair value[3]	1,546,762	1,171,253
Unrealized appreciation on open OTC swap contracts	—	—
Cash	—	—
Deposit at broker for securities sold short	—	—
Receivable for investment securities sold	14,687,647	548,085
Receivable for foreign capital gains taxes	—	684,581
Receivable for fund shares sold	2,361,154	5,068
Receivable for interest and dividends	8,602,198	105,963
Prepaid expenses	210,931	29,288

TOTAL ASSETS	3,731,299,168	130,161,750

LIABILITIES:
Payable for investment securities sold short, proceeds	—	—
Payable for investment securities sold short, at fair value	—	—
Cash overdraft	—	—
Unrealized depreciation on open OTC swap contracts	—	—
Payable for fund shares redeemed	3,527,665	25,465
Payable for investment securities purchased	21,789,946	2,307,200
Due to broker	—	—
Advisory fees payable, net	2,355,397	105,663
Payable for interest and dividends on securities sold short	—	—
Accrued shareholder services plan fees	234,734	—
Accrued administration and accounting fees	489,764	20,112
Accrued foreign capital gains taxes	8,281,928	564,884
Accrued expenses	240,444	60,793

TOTAL LIABILITIES	36,919,878	3,084,117

NET ASSETS	$3,694,379,290	$127,077,633

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2025:
Paid-in-capital	$2,981,683,890	$117,319,766
Total distributable earnings (deficit)	712,695,400	9,757,867
NET ASSETS	$3,694,379,290	$127,077,633

NET ASSETS	$—	$127,077,633
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	5,301,952
NET ASSET VALUE	$—	$23.97
INVESTOR CLASS SHARES
NET ASSETS	$571,798,359	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	13,815,310	—
NET ASSET VALUE	$41.39	$—
INSTITUTIONAL CLASS SHARES
NET ASSETS	$3,122,580,931	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	74,889,035	—
NET ASSET VALUE	$41.70	$—

[1]	The cost of short-term securities was $107,948,814, $1,538,779, $2,325,070, $0, $190,591, $2,895,071, $4,231,143, $242,173 and $10,386,156, respectively.
[2]	The cost of warrants was $0, $0, $0, $0, $0, $0, $0, $0 and $9,328, respectively.
[3]	The cost of foreign currency was $1,541,153, $1,179,283, $12,052, $168,023, $5, $0, $0, $0 and $0, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus International Developed Equity Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$45,602,812	$223,181,334	$2,155,013	$270,845,845	$785,845,509	$46,215,656	$101,173,250
$65,355,853	$298,768,173	$2,580,627	$354,912,286	$1,018,004,286	$62,027,674	$98,057,193
2,325,070	—	190,591	2,895,071	4,231,143	242,173	10,386,156
—	—	—	—	—	—	437,551
12,052	168,017	5	—	—	—	—
—	—	—	—	—	—	150,017
36	—	—	—	—	—	1,600,716
—	—	—	—	—	—	4,917,407
465,448	7,328,333	22,977	—	5,026,222	257,189	3,861,450
—	—	—	—	—	—	—
450	182,801	—	69,477	345,501	196,693	33,754
35,748	923,805	1,677	10,348	69,267	3,750	566,626
21,537	18,079	22,699	97,708	146,427	21,884	33,616

68,216,194	307,389,208	2,818,576	357,984,890	1,027,822,846	62,749,363	120,044,486

—	—	—	—	—	—	713,929
—	—	—	—	—	—	733,716
—	5,407,939	—	—	—	—	—
—	—	—	—	—	—	388,394
8	81,485	8	65,682	638,987	21,650	105,302
246,838	1,681,902	—	934,531	3,950,224	303,819	3,312,904
—	—	—	—	—	—	37,890
28,996	247,319	1,539	354,375	485,452	28,760	99,867
—	—	—	—	—	—	28,619
—	—	—	—	23,932	—	37,382
7,274	32,019	1,991	30,884	99,862	5,864	16,807
—	532,059	—	—	—	—	—
42,995	38,827	21,945	45,900	76,794	27,384	66,510

326,111	8,021,550	25,483	1,431,372	5,275,251	387,477	4,827,391

$67,890,083	$299,367,658	$2,793,093	$356,553,518	$1,022,547,595	$62,361,886	$115,217,095

$43,914,007	$245,930,377	$2,383,975	$265,227,797	$915,718,755	$53,250,987	$120,724,991
23,976,076	53,437,281	409,118	91,325,721	106,828,840	9,110,899	(5,507,896)
$67,890,083	$299,367,658	$2,793,093	$356,553,518	$1,022,547,595	$62,361,886	$115,217,095

$67,890,083	$299,367,658	$2,793,093	$356,553,518	$—	$62,361,886	$115,217,095
3,859,682	27,029,158	229,797	26,445,854	—	3,387,823	9,311,332
$17.59	$11.08	$12.15	$13.48	$—	$18.41	$12.37

$—	$—	$—	$—	$100,233,331	$—	$—
—	—	—	—	4,613,116	—	—
$—	$—	$—	$—	$21.73	$—	$—

$—	$—	$—	$—	$922,314,264	$—	$—
—	—	—	—	41,558,932	—	—
$—	$—	$—	$—	$22.19	$—	$—
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2025 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME:
Interest income	$38,300	$157
Dividend income[1]	50,392,752	1,006,320
Rebates on short sales, net of fees	—	—

Total investment income	50,431,052	1,006,477

Expenses:
Investment advisory fees	13,529,085	648,923
Shareholder services fees	626,331	—
Administration fees	606,674	21,827
Transfer agent fees	154,107	5,545
Trustees fees	188,120	6,844
Custody fees	420,010	26,366
Reports to shareholders	80,197	4,517
Professional fees	79,112	2,881
Audit and tax fees	71,545	38,905
Federal and state registration fees	68,282	12,093
Dividends and interest on short positions	—	—
Miscellaneous	240,017	11,345
Total expenses	16,063,480	779,246
Investment advisory fees recoupment (reimbursement)	—	(46,133)
Administration fees waived	—	—
Fees paid indirectly	(74,000)	(1,600)
Net expenses	15,989,480	731,513

Net investment income (loss)	34,441,572	274,964

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) on transactions from:
Investments[2]	(49,554,251)	7,979,382
Warrants	—	—
Securities sold short	—	—
Swap contracts	—	—
Foreign currency	(1,714,596)	(36,559)
Net realized gain (loss) on investment transactions	(51,268,847)	7,942,823
Change in net unrealized appreciation (depreciation) on:
Investments[3]	425,386,591	3,833,868
Warrants	—	—
Securities sold short	—	—
Swap contracts	—	—
Foreign currency	176,411	(7,530)
Net change in unrealized appreciation (depreciation) on investment transactions	425,563,002	3,826,338

Net realized and unrealized gain (loss) on investment transactions	374,294,155	11,769,161

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$408,735,727	$12,044,125

[1]	Net of $4,361,086, $122,098, $43,109, $400,565, $4,781, $0, $10,829, $93 and $0 of non-reclaimable foreign taxes withheld, respectively.
[2]	Net realized gain (loss) on transactions from investments are net of $575,158, $(172,102), $(1,527), $(158,322), $0, $0, $0, $0 and $0 of foreign capital gains taxes, respectively.
[3]	Change in net unrealized appreciation (depreciation) on investments are net of $(2,097,606), $742,812, $0, $(28,547), $0, $0, $0, $0 and $0 of change in deferred foreign capital gains taxes, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2025 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus International Developed Equity Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$—	$—	$1	$—	$—	$—	$2,319,951
560,725	3,004,402	24,931	356,624	1,228,367	65,874	1,094,976
—	—	—	—	—	—	36,168

560,725	3,004,402	24,932	356,624	1,228,367	65,874	3,451,095

197,083	1,319,128	7,692	1,908,056	2,841,468	169,551	896,622
—	—	—	—	105,851	—	162,000
11,219	48,808	4,109	56,478	175,224	10,456	33,175
2,850	12,398	103	14,347	44,510	2,656	8,427
3,526	14,644	131	17,182	53,821	3,100	11,636
3,883	26,283	1,800	12,850	22,635	9,644	8,615
2,821	5,735	1,145	6,220	27,973	2,220	8,886
1,463	6,174	57	7,297	22,383	1,273	4,595
23,860	23,224	17,514	17,850	17,213	17,850	119,946
11,255	13,647	19,732	14,164	42,857	11,498	12,065
—	—	—	—	—	—	69,162
6,835	20,580	1,836	21,017	63,869	4,703	17,062
264,795	1,490,621	54,119	2,075,461	3,417,804	232,951	1,352,191
(35,692)	—	(45,214)	—	—	(2,683)	—
—	—	(114)	—	—	—	—
(1,700)	(9,100)	—	(65,057)	(107,331)	(4,200)	(18,375)
227,403	1,481,521	8,791	2,010,404	3,310,473	226,068	1,333,816

333,322	1,522,881	16,141	(1,653,780)	(2,082,106)	(160,194)	2,117,279

2,369,662	8,323,351	54,190	1,334,842	(42,235,018)	(3,549,218)	(3,728,915)
—	—	—	—	—	—	166,145
—	—	—	—	—	—	130,161
—	—	—	—	—	—	2,972,758
7,768	23,431	279	—	—	—	—
2,377,430	8,346,782	54,469	1,334,842	(42,235,018)	(3,549,218)	(459,851)

5,029,853	49,227,108	378,281	(635,577)	(8,471,619)	2,739,832	(6,591,394)
—	—	—	—	—	—	260,575
—	—	—	—	—	—	(64,213)
—	—	—	—	—	—	(491,045)
904	29,567	(28)	—	—	—	—
5,030,757	49,256,675	378,253	(635,577)	(8,471,619)	2,739,832	(6,886,077)

7,408,187	57,603,457	432,722	699,265	(50,706,637)	(809,386)	(7,345,928)

$7,741,509	$59,126,338	$448,863	$(954,515)	$(52,788,743)	$(969,580)	$(5,228,649)

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$34,441,572	$40,866,685	$274,964	$799,696
Net realized gain (loss) on investment transactions	(51,268,847)	117,683,177	7,942,823	11,965,492
Net change in unrealized appreciation (depreciation) on investment transactions	425,563,002	46,735,512	3,826,338	2,295,872

Net increase (decrease) in net assets resulting from operations	408,735,727	205,285,374	12,044,125	15,061,060

Distributions from distributable earnings to shareholders:
Fund	—	—	—	(850,001)
Investor Class Shares	—	(4,974,827)	—	—
Institutional Class Shares	—	(29,013,147)	—	—

Total distributions to shareholders	—	(33,987,974)	—	(850,001)

Tax return of capital distributions to shareholders:
Fund	—	—	—	—
Investor Class Shares	—	—	—	—
Institutional Class Shares	—	—	—	—

Total tax return of capital distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	6,739,048	25,165,916
Investor Class	33,295,823	98,501,713	—	—
Institutional Class	412,114,994	793,652,342	—	—
Reinvestment of distributions:
Fund	—	—	—	713,011
Investor Class	—	4,760,557	—	—
Institutional Class	—	25,779,820	—	—
Cost of shares redeemed:
Fund	—	—	(16,588,671)	(23,020,844)
Investor Class	(88,428,098)	(150,088,585)	—	—
Institutional Class	(216,448,403)	(378,298,870)	—	—
Redemption fees:
Fund	—	—	—	—
Investor Class	—	—	—	—
Institutional Class	—	—	—	—

Net increase (decrease) in net assets resulting from capital transactions	140,534,316	394,306,977	(9,849,623)	2,858,083

Total increase (decrease) in net assets	549,270,043	565,604,377	2,194,502	17,069,142

NET ASSETS:

Beginning of period	$3,145,109,247	$2,579,504,870	$124,883,131	$107,813,989
End of period	$3,694,379,290	$3,145,109,247	$127,077,633	$124,883,131

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Global Fund		Driehaus International Small Cap Growth Fund		Driehaus International Developed Equity Fund
For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (unaudited)	For the period April 30, 2024* through December 31, 2024

$333,322	$325,398	$1,522,881	$1,476,414	$16,141	$6,677
2,377,430	7,341,760	8,346,782	9,087,934	54,469	(88,610)
5,030,757	5,872,527	49,256,675	(4,121,272)	378,253	47,334

7,741,509	13,539,685	59,126,338	6,443,076	448,863	(34,599)

—	(4,955,080)	—	(1,199,995)	—	(5,146)
—	—	—	—	—	—
—	—	—	—	—	—

—	(4,955,080)	—	(1,199,995)	—	(5,146)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

1,383,110	2,908,752	38,755,874	39,002,575	690,887	1,923,334
—	—	—	—	—	—
—	—	—	—	—	—

—	1,005,988	—	1,152,306	—	5,146
—	—	—	—	—	—
—	—	—	—	—	—

(1,610,038)	(4,615,812)	(34,679,351)	(30,273,335)	(152,579)	(82,813)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(226,928)	(701,072)	4,076,523	9,881,546	538,308	1,845,667

7,514,581	7,883,533	63,202,861	15,124,627	987,171	1,805,922

$60,375,502	$52,491,969	$236,164,797	$221,040,170	$1,805,922	$—
$67,890,083	$60,375,502	$299,367,658	$236,164,797	$2,793,093	$1,805,922

*	Fund commenced operations on April 30, 2024.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund
	For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,653,780)	$(2,674,719)	$(2,082,106)	$(2,891,574)
Net realized gain (loss) on investment transactions	1,334,842	44,733,696	(42,235,018)	67,734,820
Net change in unrealized appreciation (depreciation) on investment transactions	(635,577)	29,233,175	(8,471,619)	103,418,081

Net increase (decrease) in net assets resulting from operations	(954,515)	71,292,152	(52,788,743)	168,261,327

Distributions from distributable earnings to shareholders:
Fund	—	(11,281,404)	—	—
Investor Class Shares	—	—	—	(1,400,015)
Institutional Class Shares	—	—	—	(10,599,987)

Total distributions to shareholders	—	(11,281,404)	—	(12,000,002)

Tax return of capital distributions to shareholders:
Fund	—	—	—	—
Investor Class Shares	—	—	—	—
Institutional Class Shares	—	—	—	—

Total tax return of capital distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from shares sold:
Fund	78,362,574	58,923,803	—	—
Investor Class	—	—	16,841,695	57,373,567
Institutional Class	—	—	215,483,779	389,897,770
Reinvestment of distributions:
Fund	—	8,955,773	—	—
Investor Class	—	—	—	1,397,115
Institutional Class	—	—	—	9,312,979
Cost of shares redeemed:
Fund	(19,088,131)	(52,086,614)	—	—
Investor Class	—	—	(37,268,199)	(44,235,033)
Institutional Class	—	—	(122,185,221)	(129,133,050)
Redemption fees:
Fund	1,481	—	—	—
Investor Class	—	—	—	—
Institutional Class	—	—	—	—

Net increase (decrease) in net assets resulting from capital transactions	59,275,924	15,792,962	72,872,054	284,613,348

Total increase (decrease) in net assets	58,321,409	75,803,710	20,083,311	440,874,673

NET ASSETS:

Beginning of period	$298,232,109	$222,428,399	$1,002,464,284	$561,589,611
End of period	$356,553,518	$298,232,109	$1,022,547,595	$1,002,464,284

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Small/Mid Cap Growth Fund		Driehaus Event Driven Fund
For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024

$(160,194)	$(205,194)	$2,117,279	$7,588,655
(3,549,218)	1,033,606	(459,851)	(856,906)
2,739,832	9,754,469	(6,886,077)	(552,529)

(969,580)	10,582,881	(5,228,649)	6,179,220

—	(200,000)	—	(3,000,005)
—	—	—	—
—	—	—	—

—	(200,000)	—	(3,000,005)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

12,024,300	42,514,457	22,010,016	61,146,951
—	—	—	—
—	—	—	—

—	176,928	—	2,960,256
—	—	—	—
—	—	—	—

(9,609,324)	(6,732,826)	(124,792,257)	(60,764,134)
—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—

2,414,976	35,958,559	(102,782,241)	3,343,073

1,445,396	46,341,440	(108,010,890)	6,522,288

$60,916,490	$14,575,050	$223,227,985	$216,705,697
$62,361,886	$60,916,490	$115,217,095	$223,227,985

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 36.84	$ 34.58	$ 31.69	$ 41.20	$ 49.09	$ 39.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income[1]	0.35	0.44	0.45	0.28	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	4.20	2.15	3.07	(9.56)	(0.93)	10.87
Total income (loss) from investment operations	4.55	2.59	3.52	(9.28)	(1.00)	10.78
LESS DISTRIBUTIONS:
Net investment income	—	(0.33)	(0.63)	(0.20)	—	—
Net realized gain	—	—	—	(0.03)	(6.89)	(1.22)
Total distributions	—	(0.33)	(0.63)	(0.23)	(6.89)	(1.22)
Redemption fees added to paid-in capital	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 41.39	$ 36.84	$ 34.58	$ 31.69	$ 41.20	$ 49.09
Total Return	12.35%[3]	7.47%	11.14%	(22.54)%	(1.90)%	27.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 571,798	$ 562,555	$ 570,927	$ 572,323	$ 844,522	$ 951,998
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.17%[4]	1.21%	1.30%	1.35%	1.29%	1.39%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.17%[4]	1.20%	1.29%	1.34%	1.28%	1.38%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.85%[4]	1.17%	1.37%	0.81%	(0.13)%	(0.24)%
Portfolio turnover	72%[3]	118%	126%	160%	169%	203%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.00% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 37.07	$ 34.80	$ 31.88	$ 41.36	$ 49.14	$ 39.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income[1]	0.40	0.53	0.54	0.37	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	4.23	2.16	3.09	(9.61)	(0.94)	10.89
Total income (loss) from investment operations	4.63	2.69	3.63	(9.24)	(0.89)	10.88
LESS DISTRIBUTIONS:
Net investment income	—	(0.42)	(0.71)	(0.21)	—	—
Net realized gain	—	—	—	(0.03)	(6.89)	(1.22)
Total distributions	—	(0.42)	(0.71)	(0.24)	(6.89)	(1.22)
Redemption fees added to paid-in capital	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 41.70	$ 37.07	$ 34.80	$ 31.88	$ 41.36	$ 49.14
Total Return	12.49%[3]	7.72%	11.42%	(22.36)%	(1.67)%	27.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 3,122,581	$ 2,582,554	$ 2,008,578	$ 1,484,392	$ 1,482,582	$ 1,331,263
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.94%[4]	0.97%	1.08%	1.12%	1.07%	1.17%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.94%[4]	0.96%	1.07%	1.11%	1.06%	1.16%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	2.15%[4]	1.40%	1.61%	1.07%	0.10%	(0.02)%
Portfolio turnover	72%[3]	118%	126%	160%	169%	203%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.00% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 21.69	$ 19.00	$ 17.43	$ 22.11	$ 19.08	$ 14.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.04	0.14	0.16	0.09	0.06	0.02
Net realized and unrealized gain (loss) on investments	2.24	2.70	1.62	(4.77)	2.98	4.80
Total income (loss) from investment operations	2.28	2.84	1.78	(4.68)	3.04	4.82
LESS DISTRIBUTIONS:
Net investment income	—	(0.15)	(0.21)	—	(0.01)	(0.12)
Total distributions	—	(0.15)	(0.21)	—	(0.01)	(0.12)
Redemption fees added to paid-in capital	—	—	0.00[1]	0.00[1]	0.00[1]	—
Net asset value, end of period	$ 23.97	$ 21.69	$ 19.00	$ 17.43	$ 22.11	$ 19.08
Total Return	10.51%[2]	14.94%	10.23%	(21.17)%	15.93%	33.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 127,078	$ 124,883	$ 107,814	$ 102,629	$ 116,644	$ 89,729
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.32%[3]	1.32%	1.36%	1.44%	1.37%	1.72%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	1.24%[3]	1.24%	1.24%	1.24%[6]	1.24%[6]	1.45%[6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.47%[3]	0.69%	0.78%	0.53%[6]	0.28%[6]	0.12%[6]
Portfolio turnover	43%[2]	95%	161%	149%	178%	248%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
[5]	Effective December 31, 2020, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.24% of average daily net assets until April 30, 2026. From November 1, 2018, to December 31, 2020, the annual operating expense limitation was 1.45%.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 15.57	$ 13.34	$ 11.33	$ 14.25	$ 15.17	$ 11.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.09	0.09	0.17	0.22	0.12	0.16
Net realized and unrealized gain (loss) on investments	1.93	3.44	2.03	(2.90)	(0.21)	3.43
Total income (loss) from investment operations	2.02	3.53	2.20	(2.68)	(0.09)	3.59
LESS DISTRIBUTIONS:
Net investment income	—	(0.09)	(0.19)	(0.24)	(0.22)	(0.11)
Net realized gain	—	(1.21)	—	—	(0.61)	(0.25)
Total distributions	—	(1.30)	(0.19)	(0.24)	(0.83)	(0.36)
Redemption fees added to paid-in capital	—	—	0.00[1]	0.00[1]	—	—
Net asset value, end of period	$ 17.59	$ 15.57	$ 13.34	$ 11.33	$ 14.25	$ 15.17
Total Return	12.97%[2]	26.48%	19.46%	(18.86)%	(0.53)%	30.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 67,890	$ 60,376	$ 52,492	$ 46,642	$ 57,728	$ 53,221
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.87%[3]	0.91%	1.13%	1.36%	1.31%	1.62%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.75%[3]	0.75%	0.83%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.10%[3]	0.55%	1.32%	1.90%	0.92%	1.47%
Portfolio turnover	55%[2]	109%	179%	92%	101%	135%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective April 30, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.75% of average daily net assets until April 30, 2026. From May 1, 2019 to April 29, 2023, the annual operating expense limitation was 0.99%.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 8.97	$ 8.74	$ 7.90	$ 11.06	$ 12.59	$ 10.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.06	0.06	0.05	0.06	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.05	0.22	0.89	(2.75)	1.42	3.10
Total income (loss) from investment operations	2.11	0.28	0.94	(2.69)	1.46	3.11
LESS DISTRIBUTIONS:
Net investment income	—	(0.05)	(0.10)	—	(0.04)	(0.08)
Net realized gain	—	—	—	(0.47)	(2.95)	(0.96)
Total distributions	—	(0.05)	(0.10)	(0.47)	(2.99)	(1.04)
Redemption fees added to paid-in capital	—	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net asset value, end of period	$ 11.08	$ 8.97	$ 8.74	$ 7.90	$ 11.06	$ 12.59
Total Return	23.52%[2]	3.15%	11.95%	(24.40)%	12.49%	29.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 299,368	$ 236,165	$ 221,040	$ 216,814	$ 332,312	$ 288,855
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.13%[3]	1.14%	1.17%	1.16%	1.15%	1.23%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.12%[3]	1.13%	1.16%	1.16%	1.14%	1.23%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.15%[3]	0.63%	0.49%	0.72%	0.32%	0.02%
Portfolio turnover	54%[2]	87%	80%	75%	93%	104%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the period April 30, 2024* through December 31, 2024
Net asset value, beginning of period	$ 9.92	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.07	0.03
Net realized and unrealized gain (loss) on investments	2.16	(0.08)
Total income (loss) from investment operations	2.23	(0.05)
LESS DISTRIBUTIONS:
Net investment income	—	(0.03)
Total distributions	—	(0.03)
Net asset value, end of period	$ 12.15	$ 9.92
Total Return	22.48%[1]	(0.51)%[1]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 2,793	$ 1,806
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	4.92%[2]	11.05%[2]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	0.80%[2]	0.80%[2]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	1.46%[2]	0.68%[2]
Portfolio turnover	49%[1]	62%[1]

*	Fund commenced operations on April 30, 2024.
[1]	Not annualized.
[2]	Annualized.
[3]	The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April 30, 2027.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.07% for the period April 30, 2024 (Commencement of Operations) through December 31, 2024 and 0.00% for the six month period ended June 30, 2025.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 13.96	$ 11.10	$ 10.05	$ 16.33	$ 19.99	$ 12.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.03)	(0.11)	(0.11)	(0.11)	(0.22)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.45)	3.51	1.26	(5.35)	4.44	11.20
Total income (loss) from investment operations	(0.48)	3.40	1.15	(5.46)	4.22	11.00
LESS DISTRIBUTIONS:
Net investment income	—	(0.30)	—	—	—	—
Net realized gain	—	(0.24)	—	(0.82)	(7.88)	(3.96)
Tax return of capital	—	—	(0.10)	—	—	—
Total distributions	—	(0.54)	(0.10)	(0.82)	(7.88)	(3.96)
Redemption fees added to paid-in capital	0.00[1]	—	0.00[1]	0.00[1]	—	0.00[1]
Net asset value, end of period	$ 13.48	$ 13.96	$ 11.10	$ 10.05	$ 16.33	$ 19.99
Total Return	(3.44)%[2]	30.58%	11.44%	(33.53)%	24.73%	85.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 356,554	$ 298,232	$ 222,428	$ 176,208	$ 341,269	$ 334,391
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.36%[3]	1.37%	1.41%	1.42%	1.38%	1.46%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.32%[3]	1.33%	1.36%	1.37%	1.35%	1.43%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	(1.08)%[3]	(0.98)%	(1.10)%	(0.87)%	(1.26)%	(1.33)%
Portfolio turnover	63%[2]	116%	128%	108%	109%	141%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.03%, 0.03%, 0.05%, 0.05%, 0.04%, and 0.04% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 22.91	$ 18.17	$ 15.34	$ 23.76	$ 23.62	$ 15.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.07)[1]	(0.12)[1]	(0.09)[1]	(0.09)[1]	(0.14)	(0.18)[1]
Net realized and unrealized gain (loss) on investments	(1.11)	5.11	2.99	(8.01)	4.80	9.98
Total income (loss) from investment operations	(1.18)	4.99	2.90	(8.10)	4.66	9.80
LESS DISTRIBUTIONS:
Net investment income	—	(0.25)	(0.06)	—	—	—
Net realized gain	—	—	—	(0.33)	(4.52)	(1.55)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.25)	(0.07)	(0.33)	(4.52)	(1.55)
Redemption fees added to paid-in capital	—	—	0.00[2]	0.01	—	—
Net asset value, end of period	$ 21.73	$ 22.91	$ 18.17	$ 15.34	$ 23.76	$ 23.62
Total Return	(5.15)%[3]	27.44%	18.92%	(34.11)%	21.12%	63.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 100,233	$ 129,482	$ 91,508	$ 67,143	$ 96,371	$ 28,088
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.91%[4]	0.90%	0.97%	1.00%	0.99%	1.35%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.89%[4]	0.88%	0.94%[6]	0.96%[6,7]	1.11%[6,7]	1.20%[6,7]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.64)%[4]	(0.53)%	(0.52)%[6]	(0.54)%[6,7]	(0.97)%[6,7]	(1.04)%[6,7]
Portfolio turnover	73%[3]	112%	154%	169%	149%	164%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.02%, 0.04%, 0.03%, 0.02% and 0.02% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30,2025.
[6]	The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.
[7]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 23.37	$ 18.53	$ 15.64	$ 24.15	$ 23.88	$ 15.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.04)[1]	(0.07)[1]	(0.05)[1]	(0.05)[1]	(0.11)	(0.11)[1]
Net realized and unrealized gain (loss) on investments	(1.14)	5.20	3.05	(8.14)	4.90	10.07
Total income (loss) from investment operations	(1.18)	5.13	3.00	(8.19)	4.79	9.96
LESS DISTRIBUTIONS:
Net investment income	—	(0.29)	(0.10)	—	—	—
Net realized gain	—	—	—	(0.33)	(4.52)	(1.55)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.29)	(0.11)	(0.33)	(4.52)	(1.55)
Redemption fees added to paid-in capital	—	—	0.00[2]	0.01	—	—
Net asset value, end of period	$ 22.19	$ 23.37	$ 18.53	$ 15.64	$ 24.15	$ 23.88
Total Return	(5.05)%[3]	27.67%	19.19%	(33.93)%	21.44%	64.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 922,315	$ 872,982	$ 470,082	$ 386,295	$ 512,941	$ 327,155
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.69%[4]	0.70%	0.73%	0.75%	0.73%	0.80%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.67%[4]	0.68%	0.70%[6]	0.71%[6,7]	0.71%[6,7]	0.81%[6,7]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.41)%[4]	(0.33)%	(0.29)%[6]	(0.28)%[6,7]	(0.58)%[6,7]	(0.64)%[6,7]
Portfolio turnover	73%[3]	112%	154%	169%	149%	164%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.02%, 0.04%, 0.03%, 0.02% and 0.02% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
[6]	The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until April 30, 2023.
[7]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the period May 1, 2020* through December 31, 2020
Net asset value, beginning of period	$ 18.88	$ 14.99	$ 12.41	$ 18.75	$ 17.19	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.04)	(0.05)	(0.07)	(0.07)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.43)	4.00	2.65	(5.81)	3.17	7.47
Total income (loss) from investment operations	(0.47)	3.95	2.58	(5.88)	3.05	7.43
LESS DISTRIBUTIONS:
Net investment income	—	(0.06)	—	—	—	—
Net realized gain	—	—	—	(0.46)	(1.49)	(0.24)
Total distributions	—	(0.06)	—	(0.46)	(1.49)	(0.24)
Redemption fees added to paid-in capital	—	—	0.00[1]	0.00[1]	—	—
Net asset value, end of period	$ 18.41	$ 18.88	$ 14.99	$ 12.41	$ 18.75	$ 17.19
Total Return	(2.49)%[2]	26.37%	20.79%	(31.45)%	18.32%	74.23%[2]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 62,362	$ 60,916	$ 14,575	$ 12,933	$ 23,174	$ 14,845
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.82%[3]	0.84%	1.32%	1.54%	1.31%	2.58%[3]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.80%[3]	0.80%	0.90%	0.95%[6]	0.95%[6]	0.95%[3,6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	(0.57)%[3]	(0.39)%	(0.49)%	(0.48)%[6]	(0.70)%[6]	(0.73)%[3,6]
Portfolio turnover	81%[2]	129%	148%	188%	191%	96%[2]

*	Fund commenced operations on May 1, 2020.
[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, and The Northern Trust Company, the current administrative agent and transfer agent, waived a portion of their fees beginning with the Fund’s commencement of operations, May 1, 2020 through July 31, 2020. Effective September 7, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April 30, 2026. Prior to September 7, 2023, the annual expense limitation was 0.95%.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.01%, 0.04%, 0.01%, 0.02% and 0.01% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2020 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Financial Highlights

	For the six month period January 1, 2025 through June 30, 2025 (unaudited)	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value, beginning of period	$ 12.57	$ 12.36	$ 11.79	$ 13.29	$ 13.93	$ 11.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.39	0.43	0.42	0.16	0.04	0.12
Net realized and unrealized gain (loss) on investments	(0.59)	(0.05)	0.70	(1.49)	0.93	2.74
Total income (loss) from investment operations	(0.20)	0.38	1.12	(1.33)	0.97	2.86
LESS DISTRIBUTIONS:
Net investment income	—	(0.17)	(0.55)	(0.02)	(0.15)	(0.17)
Net realized gain	—	—	—	(0.15)	(1.46)	(0.31)
Total distributions	—	(0.17)	(0.55)	(0.17)	(1.61)	(0.48)
Net asset value, end of period	$ 12.37	$ 12.57	$ 12.36	$ 11.79	$ 13.29	$ 13.93
Total Return	(1.59)%[1]	3.07%	9.56%	(9.98)%	7.21%	24.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 115,217	$ 223,228	$ 216,706	$ 204,289	$ 203,635	$ 142,064
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.51%[2]	1.39%	1.56%	1.69%	1.49%	1.59%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	1.49%[2]	1.38%	1.55%	1.66%	1.42%	1.57%
Ratio of net investment income (loss) (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	2.36%[2]	3.54%	3.52%	1.43%	0.10%	0.67%
Portfolio turnover	34%[1]	81%	105%	81%	109%	136%

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio for the fund includes the effect of dividends and interest on short positions, and interest expense which increased the expense ratios by 0.13%, 0.10%, 0.30%, 0.21%, 0.09% and 0.08% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the fund includes the effect of fees paid indirectly which impacted the expense ratios by 0.02%, 0.07%, 0.03%, 0.01%, 0.01% and 0.02% for the years 2020, 2021, 2022, 2023, 2024 and for the six month period ended June 30, 2025.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and as further amended to date, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The nine series (each a “Fund”, and collectively, the “Funds”) included in this report are as follows:
Fund	Commencement of Operations
Emerging Markets Growth Fund	12/31/97
Emerging Markets Small Cap Growth Fund	08/22/11
Global Fund	04/10/17
International Small Cap Growth Fund	09/17/07
International Developed Equity Fund	04/30/24
Micro Cap Growth Fund	11/18/13
Small Cap Growth Fund	08/21/17
Small/Mid Cap Growth Fund	05/01/20
Event Driven Fund	08/26/13
The Emerging Markets Growth Fund and Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the investment advisory fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.
The Emerging Markets Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of emerging markets companies.
The Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization emerging markets companies.
The Global Fund seeks to maximize capital appreciation, using a growth style of investment, by investing primarily in equity securities of issuers located throughout the world, including the U.S. and in both developed and emerging markets.
The International Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of smaller capitalization non-U.S. companies.
The International Developed Equity Fund seeks to maximize capital appreciation by investing primarily in equity securities of companies located in non-U.S. developed market countries.
The Micro Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of micro capitalization U.S. companies.
The Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization U.S. companies.
The Small/Mid Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small/medium capitalization U.S. companies.
The Event Driven Fund seeks to provide positive returns over full-market cycles by investing primarily in a broad range of asset classes and securities, including derivatives.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The presentation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates. The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update ("ASU") 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, International Small Cap Growth Fund, and International Developed Equity Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the "valuation designee" appointed by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of June 30, 2025:
Assets	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$136,796,140	$—	$136,796,140	$—
Europe
Greece	62,521,124	—	62,521,124	—
Hungary	47,370,257	—	47,370,257	—
Poland	37,862,706	—	37,862,706	—
Russia	—	—	—	—*
Switzerland	45,623,973	22,066,617	23,557,356	—
United Kingdom	57,166,171	31,444,359	25,721,812	—
Far East
China	910,564,153	76,691,927	833,872,226	—
Hong Kong	25,731,495	—	25,731,495	—
India	575,549,543	136,959,948	438,589,595	—
Indonesia	30,121,481	—	30,121,481	—
Philippines	16,506,512	—	16,506,512	—
Singapore	27,901,213	27,901,213	—	—
South Korea	337,228,879	—	337,228,879	—
Taiwan	569,432,939	256,878,163	312,554,776	—
Thailand	12,702,436	—	12,702,436	—
Middle East
Saudi Arabia	28,333,562	14,649,527	13,684,035	—
United Arab Emirates	86,374,882	—	86,374,882	—
North America	285,694,009	285,694,009	—	—
South America	265,985,238	265,985,238	—	—
Preferred Stocks
South America	36,022,579	36,022,579	—	—
Rights
Far East	452,370	—	452,370	—
Short Term Investments	107,948,814	107,948,814	—	—
Total	$3,703,890,476	$1,262,242,394	$2,441,648,082	$—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

* Level 3 security has zero value.
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of June 30, 2025:
Assets	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa
South Africa	$6,859,605	$1,628,172	$5,231,433	$—
Europe	4,805,348	—	4,805,348	—
Far East
Australia	2,294,755	—	2,294,755	—
China	10,166,758	1,650,902	8,515,856	—
India	40,547,147	1,704,092	38,843,055	—
Indonesia	795,788	—	795,788	—
Kazakhstan	1,289,479	—	1,289,479	—
Singapore	1,908,696	—	1,908,696	—
South Korea	11,199,226	—	11,199,226	—
Taiwan	8,751,640	941,736	7,809,904	—
Vietnam	4,053,563	—	4,053,563	—
Middle East	6,916,305	—	6,916,305	—
North America	9,973,266	9,973,266	—	—
South America	15,470,945	15,470,945	—	—
Preferred Stocks
South America	1,046,212	1,046,212	—	—
Short Term Investments	1,538,779	1,538,779	—	—
Total	$127,617,512	$33,954,104	$93,663,408	$—
The following is a summary of the inputs used to value the Global Fund’s investments as of June 30, 2025:
Assets	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
France	$1,606,273	$—	$1,606,273	$—
Germany	4,195,058	—	4,195,058	—
Ireland	872,206	872,206	—	—
Italy	868,312	—	868,312	—
Netherlands	740,228	—	740,228	—
Norway	431,039	—	431,039	—
Spain	375,943	—	375,943	—
Switzerland	1,435,317	—	1,435,317	—
United Kingdom	6,460,805	1,004,400	5,456,405	—
Far East
Australia	463,582	—	463,582	—
China	1,266,353	—	1,266,353	—
India	919,886	919,886	—	—
Japan	3,512,811	—	3,512,811	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Taiwan	$883,808	$—	$883,808	$—
Middle East	646,125	646,125	—	—
North America	40,116,848	40,116,848	—	—
South America	561,259	561,259	—	—
Short Term Investments	2,325,070	2,325,070	—	—
Total	$67,680,923	$46,445,794	$21,235,129	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of June 30, 2025:
Assets	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$1,728,735	$—	$1,728,735	$—
Europe
Austria	7,484,356	—	7,484,356	—
Belgium	1,129,209	—	1,129,209	—
Denmark	3,769,430	—	3,769,430	—
Finland	3,864,855	—	3,864,855	—
France	4,924,853	—	4,924,853	—
Germany	40,830,071	—	40,830,071	—
Ireland	6,997,683	4,694,322	2,303,361	—
Italy	10,864,753	—	10,864,753	—
Netherlands	4,355,608	2,062,393	2,293,215	—
Norway	1,583,782	1,583,782	—	—
Spain	10,006,968	—	10,006,968	—
Switzerland	17,234,763	—	17,234,763	—
United Kingdom	48,725,586	—	48,725,586	—
Far East	100,164,182	—	100,164,182	—
Middle East	3,548,436	3,548,436	—	—
North America	23,510,819	23,510,819	—	—
South America	5,516,312	5,516,312	—	—
Preferred Stocks
Europe	2,527,772	—	2,527,772	—
Total	$298,768,173	$40,916,064	$257,852,109	$—
The following is a summary of the inputs used to value the International Developed Equity Fund’s investments as of June 30, 2025:
Assets	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$1,852,641	$—	$1,852,641	$—
Far East

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Japan	$461,112	$—	$461,112	$—
Singapore	40,945	40,945	—	—
North America	225,929	225,929	—	—
Short Term Investments	190,591	190,591	—	—
Total	$2,771,218	$457,465	$2,313,753	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of June 30, 2025:
Assets*	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$354,912,286	$354,912,286	$—	$—
Short Term Investments	2,895,071	2,895,071	—	—
Total	$357,807,357	$357,807,357	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of June 30, 2025:
Assets*	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$1,018,004,286	$1,018,004,286	$—	$—
Short Term Investments	4,231,143	4,231,143	—	—
Total	$1,022,235,429	$1,022,235,429	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of June 30, 2025:
Assets*	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$62,027,674	$62,027,674	$—	$—
Short Term Investments	242,173	242,173	—	—
Total	$62,269,847	$62,269,847	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2025:
Assets*	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$8,343,046	$—	$8,343,046	$—
Common Stocks	66,936,594	66,936,594	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets*	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$17,989,568	$—	$17,989,568	$—
Rights
Asset Management	240,875	167,272	73,603	—
Short Term Investments	10,386,156	10,386,156	—	—
Sovereign Bonds	4,547,110	—	4,547,110	—
Warrants	437,551	303,077	134,474	—
Total	$108,880,900	$77,793,099	$31,087,801	$—

Liabilities
Corporate Bonds Sold Short	$(733,716)	$—	$(733,716)	$—
Total	$(733,716)	$—	$(733,716)	$—

Other Financial Instruments
Total Return Swaps**	$150,017	$—	$150,017	$—
Total Return Swaps - Liabilities**	(388,394)	—	(388,394)	—
Total Other Financial Instruments	$(238,377)	$—	$(238,377)	$—

* See Schedule of Investments for industry breakout.
** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of June 30, 2025, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” in the Statement of Assets and Liabilities. The Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund in the Statement of Operations.
The Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. The Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.
Federal Income Taxes
No provision is made for Federal income taxes since each Fund has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2024, 2023, 2022, and 2021 remain open to Federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund's financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds' understanding of the tax rules and regulations that exist in the foreign markets in which they invest. Any deferred foreign capital gains tax is accrued based upon net unrealized gains, and is payable upon sale of such investment.
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.
For the year ended December 31, 2024, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to certain non-deductible expenses and distributions paid in excess of the Subchapter M requirement. Results of operations and net assets were not affected by these reclassifications.
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund	International Developed Equity Fund
Paid-in capital	$(455,425)	$(82)	$—	$—	$—
Total distributable earnings (deficit)	455,425	82	—	—	—

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Paid-in capital	$—	$—	$—	$639
Total distributable earnings (deficit)	—	—	—	(639)
Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryovers retain the character of the original loss. The following table shows the amounts of capital loss carryovers, if any, by each of the applicable Funds as of December 31, 2024:
	Not Subject to Expiration
Fund	Short-Term	Long-Term
Emerging Markets Growth Fund	$202,616,964	$—
Emerging Markets Small Cap Growth Fund	21,197,244	—
Global Fund	—	—
International Small Cap Growth Fund	31,783,127	—
International Developed Equity Fund	78,303	—
Micro Cap Growth Fund	—	—
Small Cap Growth Fund	60,691,032	—
Small/Mid Cap Growth Fund	2,347,261	—
Event Driven Fund	—	5,939,192

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

During the year ended December 31, 2024, the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, Global Fund, International Small Cap Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund utilized $(121,414,610), $(12,529,425), $(1,041,006), $(8,670,241), $(19,120,137), $(64,185,181), $(1,156,752) and $(699,748), respectively, of capital loss carryforwards.
Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain ordinary losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2024, the following qualified late-year ordinary losses were deferred and recognized on January 1, 2025:
Fund	Total Ordinary Loss Deferral	Total
Emerging Markets Growth Fund	$2,198,095	$2,198,095
Emerging Markets Small Cap Growth Fund	64,591	64,591
Global Fund	—	—
International Small Cap Growth Fund	—	—
International Developed Equity Fund	—	—
Micro Cap Growth Fund	—	—
Small Cap Growth Fund	—	—
Small/Mid Cap Growth Fund	—	—
Event Driven Fund	—	—
Distributions to Shareholders
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, were as follows:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Emerging Markets Growth Fund	2024	$33,987,974	$—	$—	$33,987,974
	2023	50,000,030	—	—	50,000,030
Emerging Markets Small Cap Growth Fund	2024	850,001	—	—	850,001
	2023	1,149,999	—	—	1,149,999
Global Fund	2024	2,062,099	2,892,981	—	4,955,080
	2023	760,000	—	—	760,000
International Small Cap Growth Fund	2024	1,199,995	—	—	1,199,995
	2023	2,500,006	—	—	2,500,006
International Developed Equity Fund	2024	5,146	—	—	5,146
Micro Cap Growth Fund	2024	5,343,643	5,937,761	—	11,281,404
	2023	—	—	1,999,999	1,999,999
Small Cap Growth Fund	2024	12,000,002	—	—	12,000,002
	2023	2,744,143	—	255,848	2,999,991
Small/Mid Cap Growth Fund	2024	200,000	—	—	200,000
	2023	—	—	—	—
Event Driven Fund	2024	3,000,005	—	—	3,000,005
	2023	9,649,997	—	—	9,649,997

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2024, the components of net assets on a tax basis were as follows:
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund	International Developed Equity Fund
Undistributed ordinary income	$—	$—	$638,608	$2,496,849	$58
Undistributed long-term capital gain	—	—	962,228	—	—
Accumulated earnings	—	—	1,600,836	2,496,849	58
Paid-in capital	2,841,149,574	127,169,389	44,140,935	241,853,854	1,845,667
Accumulated capital and other losses	(204,815,059)	(21,261,835)	—	(31,783,127)	(78,303)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	508,774,732	18,975,577	14,633,731	23,597,221	38,500
Net assets	$3,145,109,247	$124,883,131	$60,375,502	$236,164,797	$1,805,922

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Undistributed ordinary income	$—	$4,893,507	$351,348	$5,266,353
Undistributed long-term capital gain	13,314,686	—	—	—
Accumulated earnings	13,314,686	4,893,507	351,348	5,266,353
Paid-in capital	205,951,873	842,846,701	50,836,011	223,507,232
Accumulated capital and other losses	—	(60,691,032)	(2,347,261)	(5,939,192)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	78,965,550	215,415,108	12,076,392	393,592
Net assets	$298,232,109	$1,002,464,284	$60,916,490	$223,227,985

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2025, were as follows:
Fund	Tax Cost Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Emerging Markets Growth Fund	$2,759,501,965	$984,041,444	$(39,652,933)	$944,388,511
Emerging Markets Small Cap Growth Fund	104,201,909	27,429,100	(4,013,497)	23,415,603
Global Fund	48,218,538	19,625,666	(163,281)	19,462,385
International Small Cap Growth Fund	225,780,193	75,619,014	(2,631,034)	72,987,980
International Developed Equity Fund	2,359,289	456,275	(44,346)	411,929
Micro Cap Growth Fund	280,437,024	88,106,368	(10,736,035)	77,370,333
Small Cap Growth Fund	816,194,111	232,210,197	(26,168,879)	206,041,318
Small/Mid Cap Growth Fund	47,859,241	15,260,250	(849,644)	14,410,606
Event Driven Fund	113,658,047	3,961,095	(9,710,335)	(5,749,240)
The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2025, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased in the Statements of Assets and Liabilities.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Indemnifications
Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Operating Segments
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Treasurer and Assistant Treasurer of the Funds' act together as the Funds' CODM. Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Funds' long-term strategic asset allocation is pre-determined in accordance with the Funds' single investment objective which is executed by each Funds' portfolio managers as a team. The financial information in the form of each Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within each Funds' financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2025, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At June 30, 2025, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2025, through June 30, 2025, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.
Swap Contracts
The Event Driven Fund engages in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Derivative Investment Holdings Categorized by Risk Exposure
Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instrument by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. Each Fund's derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value.
The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2025:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Warrant securities, at fair value	$437,551
Equity contracts	Unrealized appreciation on open OTC swap contracts	150,017
Total		$587,568

	Liabilities derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Unrealized depreciation on open OTC swap contracts	$388,394
Total		$388,394
The following table sets forth the Event Driven Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2025 through June 30, 2025:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Warrants	$166,145	$166,145
Swap contracts	2,972,758	2,972,758
Total	$3,138,903	$3,138,903
The following table sets forth the Event Driven Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2025 through June 30, 2025:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Warrants	$260,575	$260,575
Swap contracts	(491,045)	(491,045)
Total	$(230,470)	$(230,470)

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2025, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2025 through June 30, 2025, is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Warrants	number of contracts	1,189,711
Swap contracts	gross notional amount	$32,037,421
Disclosures about Offsetting Assets and Liabilities
The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of “Investment securities at fair value” or “Deposits at broker for securities sold short”.
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts, swap contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.
The following table presents the Event Driven Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2025:
Unrealized Appreciation on Open OTC Swap Contracts
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount
GSC	$15,729	$(15,729)	$—	$—
MS	134,288	(134,288)	—	—
Total	$150,017	$(150,017)	$—	$—
The following table presents the Event Driven Fund's financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2025:

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Unrealized Depreciation on Open OTC Swap Contracts
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount
GSC	$(225,007)	$15,729	$—	$(209,278)
MS	(163,387)	134,288	—	(29,099)
Total	$(388,394)	$150,017	$—	$(238,377)
C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES
Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, serves as the investment adviser and valuation designee to the Funds.  As of June 30, 2025, the Driehaus Trust Company (“DTC”) has authority over a controlling interest in the Adviser through management control of the Adviser's direct owner, Driehaus Capital Holdings LLLP.  As of June 30, 2025, DTC and other affiliates together had authority over a controlling interest in the Global Fund, the International Developed Equity Fund, the Small/Mid Cap Growth Fund and substantial, non-controlling interests in certain other Funds.
In return for its services to the Funds, the Adviser receives monthly fees. Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion, 0.75% over $1.5 billion and up to $2.5 billion, and 0.50% in excess of $2.5 billion of average daily net assets. Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.10% of average daily net assets. Global Fund pays the Adviser a management fee computed and accrued daily at the annual rate of 0.65% of average daily net assets. International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of average daily net assets. International Developed Equity Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 0.70% of average daily net assets. Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of average daily net assets. Small Cap Growth Fund and Small/Mid Cap Growth pay the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of average daily net assets. Event Driven Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.00% of average daily net assets.
DCM entered into a contractual agreement to cap Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until April 30, 2026. For the period January 1, 2025 through June 30, 2025, DCM waived fees for Emerging Markets Small Cap Growth Fund totaling $46,133 under this agreement.
DCM entered into a contractual agreement to cap the Global Fund’s annual ordinary operating  expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until April 30, 2026. Prior to April 30, 2023, the cap was 0.99%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2025 through June 30, 2025, DCM waived fees for Global Fund totaling $35,692 under this agreement.
DCM entered into a contractual agreement to cap the International Developed Equity Fund's annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until April 30, 2027. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period April 30, 2024 (Commencement of Operations) to June 30, 2025, DCM waived fees for International Developed Equity Fund totaling $45,214 under this agreement.
DCM entered into a contractual agreement to cap Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until April 30, 2023. DCM was entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remained below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2025 through June 30, 2025, DCM did not reimburse or recoup any fees for the Investor or Institutional Class shares of the Small Cap Growth Fund under this agreement, as there were no such fees or expenses outstanding on April 30, 2023.
DCM entered into a contractual agreement to cap Small/Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until April 30, 2026. Prior to September 6, 2023, the cap was 0.95%. For a period of three years subsequent to the Fund’s commencement of operations on May 1, 2020, DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2025 through June 30, 2025, DCM waived fees for Small/Mid Cap Growth Fund totaling $2,683 under this agreement.
The table below indicates the amount of fees available for recoupment by DCM in future periods:
Period ended December 31	Emerging Markets Small Cap Growth Fund	Global Fund	International Developed Equity Fund	Small/Mid Cap Growth Fund
2026	$125,610	$145,128	$—	$53,555
2027	85,349	86,673	78,939	14,253
2028	46,133	35,692	45,214	2,683
Total	$257,092	$267,493	$124,153	$70,491
The Emerging Markets Growth Fund incurred $13,529,085 for investment advisory fees during the six months ended June 30, 2025, of which $2,355,397 was payable to DCM at June 30, 2025. The Emerging Markets Small Cap Growth Fund incurred $648,923 for investment advisory fees during the six months ended June 30, 2025, of which $105,663 was payable to DCM at June 30, 2025. The Global Fund incurred $197,083 for investment advisory fees during the six months ended June 30, 2025, of which $28,996 was payable to DCM at June 30, 2025. The International Small Cap Growth Fund incurred $1,319,128 for investment advisory fees during the six months ended June 30, 2025, of which $247,319 was payable to DCM at June 30, 2025. The International Developed Equity Fund incurred $7,692 for investment advisory fees during the period April 30, 2024 (Commencement of Operations) to June 30, 2025, of which $1,539 was payable to DCM at June 30, 2025. The Micro Cap Growth Fund incurred $1,908,056 for investment advisory fees during the six months ended June 30, 2025, of which $354,375 was payable to DCM at June 30, 2025. The Small Cap Growth Fund incurred $2,841,468 for investment advisory fees during the six months ended June 30, 2025, of which $485,452 was payable to DCM at June 30, 2025. The Small/Mid Cap Growth Fund incurred $169,551 for investment advisory fees during the six months ended June 30, 2025, of which $28,760 was payable to DCM at June 30, 2025. The Event Driven Fund incurred $896,622 for investment advisory fees during the six months ended June 30, 2025, of which $99,867 was payable to DCM at June 30, 2025.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the period ended June 30, 2025, these arrangements reduced the expenses of Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, Global Fund, International Small Cap Growth Fund, International Developed Equity Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund by $74,000 (0.5%), $1,600 (0.2%), $1,700 (0.6%), $9,100 (0.6%), $0 (0.0%), $65,057 (3.1%), $107,331 (3.1%), $4,200 (1.8%) and $18,375 (1.4%) respectively.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2025, the Funds did not engage in any purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.
The Adviser is a party to a Fee Reimbursement Agreement (“Agreement”) with the Emerging Markets Growth Fund, the Small Cap Growth Fund, and the Event Driven Fund. Under the Agreement, the Funds reimburse the Adviser for certain fees paid to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. The amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2025, through June 30, 2025, are as follows:
Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Emerging Markets Growth Fund	$ 626,331	$ 234,734
Small Cap Growth Fund	105,851	23,932
Event Driven Fund	162,000	37,382
Certain officers of the Trust are also officers of DCM. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2025, through June 30, 2025. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.
The Northern Trust Company (“Northern”) serves as fund accounting and administration services provider and transfer agent for the Funds. Under the terms of the Fund Administration and Accounting Services Agreement, Northern is entitled to receive fees, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0175% and 0.045% of average daily net assets. For its services as Transfer Agent, Northern receives a fee, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.002% and 0.0175% of average daily net assets of each Fund.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

D. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding derivatives, short term securities and U.S. government obligations) for the six months ended June 30, 2025 were as follows:
Fund	Purchases	Sales
Emerging Markets Growth Fund	2,457,141,896	2,288,465,008
Emerging Markets Small Cap Growth Fund	48,596,067	51,449,266
Global Fund	33,115,040	34,307,906
International Small Cap Growth Fund	149,430,860	139,122,851
International Developed Equity Fund	1,475,934	1,027,330
Micro Cap Growth Fund	249,387,038	192,544,901
Small Cap Growth Fund	767,120,024	694,158,810
Small/Mid Cap Growth Fund	48,954,729	46,510,784
Event Driven Fund	49,722,329	107,852,375
The Funds had no purchases and sales of U.S. government obligations for the six month period January 1, 2025, through June 30, 2025.
E. CAPITAL SHARE TRANSACTIONS
For the six-month period ended June 30, 2025, and the year ended December 31, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	Emerging Markets Growth Fund		Emerging Markets Small Cap Growth Fund		Global Fund
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Fund
Shares issued	—	—	319,158	1,162,518	86,965	186,145
Shares reinvested	—	—	—	32,827	—	64,819
Shares redeemed	—	—	(775,767)	(1,112,586)	(105,397)	(308,153)
Net increase (decrease)	—	—	(456,609)	82,759	(18,432)	(57,189)
Investor Class
Shares issued	891,368	2,662,463	—	—	—	—
Shares reinvested	—	128,560	—	—	—	—
Shares redeemed	(2,346,010)	(4,029,168)	—	—	—	—
Net increase (decrease)	(1,454,642)	(1,238,145)	—	—	—	—
Institutional Class
Shares issued	10,939,174	21,341,470	—	—	—	—
Shares reinvested	—	691,890	—	—	—	—
Shares redeemed	(5,714,911)	(10,086,367)	—	—	—	—
Net increase (decrease)	5,224,263	11,946,993	—	—	—	—
Total net increase (decrease)	3,769,621	10,708,848	—	—	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	International Small Cap Growth Fund		International Developed Equity Fund		Micro Cap Growth Fund
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Fund
Shares issued	4,174,894	4,150,187	62,181	189,684	6,612,130	4,611,631
Shares reinvested	—	128,462	—	515	—	636,968
Shares redeemed	(3,460,444)	(3,266,121)	(14,433)	(8,150)	(1,530,945)	(3,920,923)
Net increase (decrease)	714,450	1,012,528	47,748	182,049	5,081,185	1,327,676
Investor Class
Shares issued	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Institutional Class
Shares issued	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Total net increase (decrease)	—	—	—	—	—	—

	Small Cap Growth Fund		Small/Mid Cap Growth Fund		Event Driven Fund
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Fund
Shares issued	—	—	713,702	2,620,995	1,801,166	4,830,493
Shares reinvested	—	—	—	9,297	—	235,502
Shares redeemed	—	—	(552,266)	(376,547)	(10,244,295)	(4,841,356)
Net increase (decrease)	—	—	161,436	2,253,745	(8,443,129)	224,639
Investor Class
Shares issued	822,095	2,571,149	—	—	—	—
Shares reinvested	—	60,272	—	—	—	—
Shares redeemed	(1,860,966)	(2,016,469)	—	—	—	—
Net increase (decrease)	(1,038,871)	614,952	—	—	—	—
Institutional Class
Shares issued	10,098,016	17,369,079	—	—	—	—
Shares reinvested	—	393,784	—	—	—	—
Shares redeemed	(5,887,949)	(5,788,481)	—	—	—	—
Net increase (decrease)	4,210,067	11,974,382	—	—	—	—
Total net increase (decrease)	3,171,196	12,589,334	—	—	—	—
F. RESTRICTED SECURITIES
Restricted securities are securities that are not registered for sale under the Securities Act of 1933, as amended, or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2025, the Funds held restricted securities as denoted on the Schedules of Investments.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

G. LINE OF CREDIT
The Funds obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5% or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst the Funds based on average net assets. The Credit Agreement will expire on March 18, 2026 unless extended or renewed. The Funds did not borrow under the line of credit during the period January 1, 2025 through June 30, 2025 and thus had no outstanding balances as of that date.
H. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
I. REDEMPTION FEES
The Driehaus Micro Cap Growth Fund will charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The Board of Trustees of the Funds eliminated the 2.00% redemption fee previously applicable to shareholders of: (i) the Driehaus Emerging Markets Growth Fund, effective February 1, 2023; and (ii) the Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund, Driehaus International Small Cap Growth Fund, Driehaus Small Cap Growth Fund and the Driehaus Small/Mid Cap Growth Fund, effective October 6, 2023, who sold their shares within 60 days of purchase. Assessed redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets. The Funds had no redemption fees for the period January 1, 2025 through June 30,2025.
J. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

Shareholder Information (unaudited)

TAX INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2024
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The Funds designate the following amounts as a long-term capital gain distribution:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund	International Developed Equity Fund
$—	$—	$2,892,981	$—	$—

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
$5,937,761	$—	$—	$—
For taxable non-corporate shareholders, the following percentages of income represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund	International Developed Equity Fund
100.00%	85.32%	30.86%	100.00%	100.00%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
13.21%	16.42%	80.11%	35.22%
For corporate shareholders, the following percentages of income and short-term capital gains qualified for the dividends-received deduction:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund	International Developed Equity Fund
2.81%	—%	14.42%	—%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
10.92%	12.78%	65.78%	35.22%

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Except for a portion of the CCO’s compensation, the Funds do not pay any remuneration to their officers. The aggregate remuneration paid to the Funds’ Chief Compliance Officer by the Funds is reported within the “Miscellaneous” line item on the Statement of Operations under Item 7 of this Form N-CSR.

The aggregate remuneration paid to Driehaus Capital Management LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Investment advisory fees” on the Statement of Operations in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable to this reporting period.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 29, 2025

By (Signature and Title)	/s/ Robert M. Kurinsky
Robert M. Kurinsky, Vice President and Treasurer
(principal financial officer)

Date	August 29, 2025